UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22619

Name of Registrant:	Vanguard Charlotte Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2025—April 30, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Global Credit Bond Fund Investor Shares - VGCIX

Vanguard Global Credit Bond Fund Admiral™ Shares - VGCAX

Vanguard Global Credit Bond Fund
Investor Shares (VGCIX)
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Global Credit Bond Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$17	0.35%[1]
[1]	Annualized.
Fund Statistics (as of April 30, 2026)
Fund Net Assets (in millions)	$979
Number of Portfolio Holdings	1,862
Portfolio Turnover Rate	75%
Portfolio Composition % of Net Assets (as of April 30, 2026)
Africa	0.9%
Asia	4.2%
Europe	36.3%
North America	49.0%
Oceania	8.8%
South America	0.6%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR2025

Vanguard Global Credit Bond Fund
Admiral™ Shares (VGCAX)
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Global Credit Bond Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$12	0.25%[1]
[1]	Annualized.
Fund Statistics (as of April 30, 2026)
Fund Net Assets (in millions)	$979
Number of Portfolio Holdings	1,862
Portfolio Turnover Rate	75%
Portfolio Composition % of Net Assets (as of April 30, 2026)
Africa	0.9%
Asia	4.2%
Europe	36.3%
North America	49.0%
Oceania	8.8%
South America	0.6%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR525

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended April 30, 2026
Vanguard Global Credit Bond Fund

Contents
Financial Statements	1

Global Credit Bond Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (3.5%)
[1]	United States Treasury Note/Bond	1.250%	5/15/2050	2,630	1,234
[2]	United States Treasury Note/Bond	1.625%	11/15/2050	2,500	1,290
	United States Treasury Note/Bond	2.000%	11/15/2041	1,992	1,368
	United States Treasury Note/Bond	2.375%	11/15/2049–5/15/2051	3,419	2,128
[1]	United States Treasury Note/Bond	2.500%	2/15/2045	4,000	2,778
[1,2,3]	United States Treasury Note/Bond	2.750%	5/31/2029	10,000	9,662
[3]	United States Treasury Note/Bond	2.875%	5/15/2052	1,000	685
	United States Treasury Note/Bond	3.500%	2/15/2029	3,482	3,445
	United States Treasury Note/Bond	4.125%	8/15/2044	1,000	899
[1]	United States Treasury Note/Bond	4.250%	1/31/2030	4,996	5,045
[2]	United States Treasury Note/Bond	4.375%	8/15/2043	2,282	2,136
[1]	United States Treasury Note/Bond	4.625%	5/15/2044–2/15/2046	2,160	2,072
	United States Treasury Note/Bond	5.000%	5/15/2045	1,311	1,317
Total U.S. Government and Agency Obligations (Cost $34,616)					34,059
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
United States (0.0%)
[4]	CD Mortgage Trust Series 2018-CD7	4.999%	8/15/2051	50	47
[4,5]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/2034	100	100
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $148)					147
Corporate Bonds (75.3%)
Australia (8.4%)
[4,6]	AGI Finance Pty Ltd.	6.109%	6/28/2030	2,560	1,865
[4,6]	AGI Finance Pty Ltd.	4.832%	9/25/2031	3,000	2,055
[7]	Amcor UK Finance plc	3.750%	2/20/2033	1,500	1,721
[4,6]	Aurizon Finance Pty Ltd.	3.000%	3/9/2028	7,170	4,921
[4,6]	Aurizon Network Pty Ltd.	2.900%	9/2/2030	2,000	1,266
[4,6]	Aurizon Network Pty Ltd.	6.100%	9/12/2031	890	638
[4,6]	Ausgrid Finance Pty Ltd.	5.408%	3/28/2031	5,000	3,524
[4,6]	AusNet Services Holdings Pty Ltd.	2.600%	7/31/2029	2,370	1,553
[5]	Australia & New Zealand Banking Group Ltd.	6.742%	12/8/2032	320	348
[4,6,8]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.350%	6.307%	5/16/2033	5,000	3,696
[4,6,8]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 1.950%	6.270%	1/16/2034	1,625	1,195
[4,6,8]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 1.520%	5.844%	1/15/2035	3,000	2,185
[4,6]	Australian Gas Networks Ltd.	2.149%	4/28/2028	400	270
[4,6]	Coles Group Treasury Pty Ltd.	2.100%	8/27/2030	470	292
[4,6,8]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.700%	6.640%	11/9/2032	5,000	3,696
[4,6,8]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.700%	5.880%	9/12/2035	5,000	3,668
[4,6]	GAIF Bond Issuer Pty Ltd.	4.742%	6/3/2030	7,000	4,867
[5]	Glencore Finance Canada Ltd.	5.550%	10/25/2042	35	33
[5]	Glencore Funding LLC	6.125%	10/6/2028	120	124
[5]	Glencore Funding LLC	4.900%	7/1/2031	1,200	1,201
[5]	Glencore Funding LLC	5.700%	5/8/2033	58	60
[5]	Glencore Funding LLC	5.673%	4/1/2035	1,210	1,241
[5]	Glencore Funding LLC	5.508%	4/1/2036	1,550	1,561
[5]	Goodman US Finance Eight LLC	5.875%	4/28/2046	320	312
[5]	Goodman US Finance Seven LLC	5.250%	4/28/2036	440	434
[4,6,8]	ING Bank Australia Ltd., 3M Australian Bank Bill Rate + 0.800%	4.978%	6/13/2028	2,970	2,146
[4,6]	Lonsdale Finance Pty Ltd.	5.500%	11/19/2031	5,000	3,529
[5]	Macquarie Bank Ltd.	3.624%	6/3/2030	80	76
[6,8]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.950%	5.917%	3/1/2034	2,870	2,106
[5]	Macquarie Group Ltd.	4.098%	6/21/2028	330	328
[5]	National Australia Bank Ltd.	2.990%	5/21/2031	250	228
[4,6]	Network Finance Co. Pty Ltd.	2.579%	10/3/2028	760	511
[4,6]	Pacific National Finance Pty Ltd.	5.400%	5/12/2027	1,190	850
[4,6]	Pacific National Finance Pty Ltd.	3.700%	9/24/2029	1,500	984
[4,6]	Perth Airport Pty Ltd.	5.600%	3/5/2031	3,510	2,489

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,6]	Qantas Airways Ltd.	3.150%	9/27/2028	1,460	990
[4,6]	Qantas Airways Ltd.	2.950%	11/27/2029	1,130	737
[4,6]	QPH Finance Co. Pty Ltd.	2.850%	1/29/2031	8,190	5,166
	Rio Tinto Finance USA Ltd.	5.200%	11/2/2040	250	245
[4,6]	Scentre Group Trust 1	5.900%	11/27/2034	3,500	2,463
[4,6]	Stockland Trust	5.420%	3/25/2032	5,000	3,492
[4,6]	Sydney Airport Finance Co. Pty Ltd.	5.500%	4/23/2032	2,100	1,474
[4,6]	Sydney Airport Finance Co. Pty Ltd.	5.900%	4/19/2034	1,500	1,060
[4,6]	Victoria Power Networks Finance Pty Ltd.	5.057%	3/14/2029	1,500	1,066
[4,6]	WestConnex Finance Co. Pty Ltd.	6.150%	10/9/2030	3,380	2,449
[4,6]	Westpac Banking Corp.	5.351%	2/12/2035	4,000	2,820
	Westpac Banking Corp.	2.963%	11/16/2040	75	55
[4,6]	Westpac Banking Corp.	6.085%	2/12/2041	3,000	2,105
[4,6]	Woolworths Group Ltd.	5.910%	11/29/2034	3,000	2,120
					82,215
Austria (1.8%)
[4,7]	Kommunalkredit Austria AG	5.250%	3/28/2029	5,600	6,774
[7]	Volksbank Wien AG	5.750%	6/21/2034	6,800	8,228
[7]	Volksbank Wien AG	5.500%	12/4/2035	2,200	2,652
					17,654
Belgium (0.1%)
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/2035	240	256
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	244	248
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/2048	150	126
					630
Bermuda (0.7%)
[7]	Athora Holding Ltd.	6.625%	6/16/2028	3,654	4,480
[7]	Athora Holding Ltd.	5.875%	9/10/2034	1,700	2,046
	RenaissanceRe Holdings Ltd.	5.800%	4/1/2035	130	133
					6,659
Brazil (0.2%)
	Petrobras Global Finance BV	5.125%	9/10/2030	1,331	1,318
	Suzano Netherlands BV	5.500%	1/15/2036	325	318
[4]	Vale Overseas Ltd.	6.000%	2/25/2056	330	332
					1,968
Canada (0.9%)
[5]	1011778 BC ULC	3.875%	1/15/2028	28	28
[5]	1011778 BC ULC	6.125%	6/15/2029	5	5
[5]	1011778 BC ULC	5.625%	9/15/2029	3	3
[5]	Air Canada	3.875%	8/15/2026	30	30
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/2033	4	4
[5]	Bombardier Inc.	7.250%	7/1/2031	5	5
[5]	Bombardier Inc.	7.000%	6/1/2032	5	5
[5]	Bombardier Inc.	6.750%	6/15/2033	5	5
	Canadian National Railway Co.	4.400%	8/5/2052	230	191
	Canadian Natural Resources Ltd.	2.950%	7/15/2030	125	118
	Canadian Natural Resources Ltd.	6.250%	3/15/2038	140	148
	Canadian Pacific Railway Co.	4.800%	8/1/2045	60	54
	Canadian Pacific Railway Co.	3.500%	5/1/2050	146	103
	Canadian Pacific Railway Co.	5.500%	3/15/2056	350	334
	Cenovus Energy Inc.	6.750%	11/15/2039	15	16
	Cenovus Energy Inc.	5.400%	6/15/2047	30	27
	Enbridge Inc.	5.300%	4/5/2029	115	117
	Enbridge Inc.	3.125%	11/15/2029	42	40
	Enbridge Inc.	6.200%	11/15/2030	229	242
	Enbridge Inc.	4.850%	3/27/2031	830	834
	Enbridge Inc.	5.450%	3/27/2036	890	899
	Enbridge Inc.	5.950%	4/5/2054	635	632
[5]	Garda World Security Corp.	6.500%	1/15/2031	15	15
[5]	Garda World Security Corp.	8.250%	8/1/2032	14	14
[5]	Gildan Activewear Inc.	4.700%	10/7/2030	30	30
[5]	Gildan Activewear Inc.	5.400%	10/7/2035	135	132
	Manulife Financial Corp.	4.986%	12/11/2035	1,000	985
[5]	NOVA Chemicals Corp.	4.250%	5/15/2029	9	9
[5]	NOVA Chemicals Corp.	9.000%	2/15/2030	41	43
	Nutrien Ltd.	5.800%	3/27/2053	90	88
[5]	Ontario Gaming GTA LP	8.000%	8/1/2030	5	5
	Rogers Communications Inc.	7.000%	4/15/2055	5	5

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rogers Communications Inc.	7.125%	4/15/2055	20	21
	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/2055	10	11
	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/2055	5	5
	Suncor Energy Inc.	3.750%	3/4/2051	40	28
	Toronto-Dominion Bank	4.783%	12/17/2029	760	769
	Toronto-Dominion Bank	4.866%	4/22/2033	895	890
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	1,405	1,399
	TransCanada PipeLines Ltd.	6.200%	10/15/2037	80	85
[4]	TransCanada PipeLines Ltd.	6.375%	10/17/2056	170	171
					8,545
Chile (0.0%)
[5]	Sociedad Transmisora Metropolitana SpA	6.385%	12/15/2055	243	247
Cyprus (0.3%)
[4,7]	Bank of Cyprus Holdings plc	4.250%	9/18/2036	2,200	2,539
Czech Republic (0.6%)
[4,7]	Czechoslovak Group A/S	5.250%	1/10/2031	4,800	5,788
Denmark (0.4%)
[5]	Danske Bank A/S	5.427%	3/1/2028	200	202
[5]	Danske Bank A/S	4.999%	3/27/2032	3,210	3,220
					3,422
France (1.6%)
[4,7]	Accor SA	3.500%	3/4/2033	2,300	2,574
[7]	Banque Federative du Credit Mutuel SA	4.000%	1/15/2035	500	586
[5]	BNP Paribas SA	4.792%	5/9/2029	560	562
[5]	BNP Paribas SA	5.497%	5/20/2030	300	307
[5]	BNP Paribas SA	5.283%	11/19/2030	370	376
[5]	BNP Paribas SA	5.085%	5/9/2031	840	848
[5]	BNP Paribas SA	5.738%	2/20/2035	150	154
[5]	BPCE SA	5.936%	5/30/2035	50	51
[5]	Credit Agricole SA	4.631%	9/11/2028	250	250
[4,9]	Engie SA	5.625%	4/3/2053	600	697
[7]	IPSOS SA	3.750%	1/22/2030	1,000	1,169
[5]	Opal Bidco SAS	6.500%	3/31/2032	30	30
[5]	SNF Group SACA	3.375%	3/15/2030	97	90
[5]	Societe Generale SA	2.797%	1/19/2028	540	533
[5]	Societe Generale SA	3.000%	1/22/2030	155	145
[5]	Societe Generale SA	4.027%	1/21/2043	80	60
[4,7]	Teleperformance SE	3.750%	6/24/2029	500	580
[4,7]	Teleperformance SE	4.250%	1/21/2030	1,000	1,174
[4,7]	TotalEnergies Capital International SA	3.852%	3/3/2045	1,500	1,605
	TotalEnergies Capital SA	5.275%	9/10/2054	225	210
	TotalEnergies Capital USA LLC	4.857%	1/13/2036	1,100	1,084
[4,7]	TotalEnergies SE	1.625%	Perpetual	2,000	2,267
[7]	Veolia Environnement SA	1.625%	Perpetual	600	698
					16,050
Germany (4.7%)
[7]	Allianz SE	1.301%	9/25/2049	1,000	1,084
[4,7]	Amprion GmbH	4.000%	9/30/2040	500	558
[4,7]	Aroundtown SA	3.500%	5/13/2030	400	458
[4,9]	Aroundtown SA	5.250%	12/11/2032	500	636
[4,7]	Bayer AG	1.375%	7/6/2032	800	815
[4,7]	Bayer AG	6.625%	9/25/2083	3,500	4,304
	Deutsche Bank AG	6.720%	1/18/2029	33	34
	Deutsche Bank AG	6.819%	11/20/2029	33	35
	Deutsche Bank AG	4.950%	8/4/2031	931	928
	Deutsche Bank AG	7.079%	2/10/2034	200	215
[4,7]	Deutsche Bank AG	4.450%	5/15/2041	1,400	1,604
[7]	Deutsche EuroShop AG	4.500%	10/15/2030	3,300	3,868
[4,7]	Deutsche Lufthansa AG	4.125%	9/3/2032	1,000	1,185
[4,7]	Deutsche Pfandbriefbank AG	4.000%	1/27/2028	565	662
[5]	Deutsche Telekom International Finance BV	4.875%	3/6/2042	75	68
[4,7]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	4.875%	8/21/2030	8,800	10,452
[4,7]	Gothaer Allgemeine Versicherung AG	5.000%	6/20/2045	1,800	2,147
[7]	Grand City Properties Finance Sarl	4.750%	Perpetual	1,400	1,566
[5]	IHO Verwaltungs GmbH	7.375%	5/15/2033	7	7

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,7]	Oldenburgische Landesbank AG	8.000%	4/24/2034	1,000	1,287
[4,7]	Oldenburgische Landesbank AG	8.500%	4/24/2034	1,500	1,956
[4,7]	Viridium Group Sarl	4.375%	11/16/2035	500	555
[4,7]	Volkswagen Bank GmbH	3.625%	10/2/2032	500	574
[4,6]	Volkswagen Financial Services Australia Pty Ltd.	5.200%	10/16/2030	3,090	2,147
[5]	Volkswagen Group of America Finance LLC	4.450%	9/11/2027	385	384
[5]	Volkswagen Group of America Finance LLC	1.625%	11/24/2027	150	143
[7]	Volkswagen International Finance NV	3.748%	Perpetual	1,300	1,518
[4,7]	Volkswagen International Finance NV	4.375%	Perpetual	2,500	2,788
[7]	Wuestenrot & Wuerttembergische AG	2.125%	9/10/2041	3,100	3,238
[7]	Wuestenrot & Wuerttembergische AG	4.983%	10/27/2045	800	922
[5]	ZF North America Capital Inc.	7.500%	3/24/2031	35	35
[5]	ZF North America Capital Inc.	6.875%	4/23/2032	2	2
					46,175
Hong Kong (0.0%)
[5]	Melco Resorts Finance Ltd.	6.500%	9/24/2033	20	20
Ireland (0.5%)
	AerCap Ireland Capital DAC	6.100%	1/15/2027	880	890
	AerCap Ireland Capital DAC	4.625%	10/15/2027	150	150
	AerCap Ireland Capital DAC	3.000%	10/29/2028	380	366
	AerCap Ireland Capital DAC	4.375%	11/15/2030	389	382
	AerCap Ireland Capital DAC	4.750%	1/15/2033	780	762
	AerCap Ireland Capital DAC	3.400%	10/29/2033	100	89
	AerCap Ireland Capital DAC	5.300%	1/19/2034	500	499
	AerCap Ireland Capital DAC	3.850%	10/29/2041	150	121
[5]	GGAM Finance Ltd.	8.000%	2/15/2027	7	7
[5]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	20	21
	Smurfit Kappa Treasury ULC	5.200%	1/15/2030	220	224
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	770	782
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	262	264
	Smurfit Westrock Financing DAC	5.185%	1/15/2036	260	256
[5]	Virgin Media O2 Vendor Financing Notes VI DAC	8.500%	3/15/2033	15	13
					4,826
Israel (0.0%)
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	8	8
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/2027	70	70
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/2032	15	16
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/2046	9	7
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	10	10
					111
Italy (0.3%)
[5]	ENEL Finance International NV	4.750%	5/25/2047	200	166
[4,7]	Eni SpA	4.125%	Perpetual	2,200	2,517
					2,683
Japan (0.8%)
[5]	Kioxia Holdings Corp.	6.250%	7/24/2030	10	10
[5]	Kioxia Holdings Corp.	6.625%	7/24/2033	7	7
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/2028	2,353	2,346
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	660	672
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/2030	600	541
	Mitsubishi UFJ Financial Group Inc.	5.057%	1/14/2037	595	584
	Mizuho Financial Group Inc.	5.667%	5/27/2029	250	256
[5]	Nippon Life Insurance Co.	4.748%	4/2/2031	260	260
[5]	Nippon Life Insurance Co.	5.046%	4/2/2033	225	225
[7]	Nippon Life Insurance Co.	4.114%	1/23/2055	600	684
[4,7]	Nippon Life Insurance Co.	4.165%	9/2/2055	600	682
[5]	Nissan Motor Co. Ltd.	7.750%	7/17/2032	5	5
[5]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	20	21
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/2034	600	616
	Sumitomo Mitsui Financial Group Inc.	5.570%	1/15/2047	760	737
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/2040	100	75
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/2050	100	66
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/2060	200	125
					7,912
Lithuania (0.3%)
[7]	Artea Bankas AB	3.739%	10/7/2029	2,600	3,032

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Luxembourg (0.4%)
[7]	JAB Holdings BV	4.375%	4/25/2034	3,200	3,813
Macao (0.0%)
[5]	MGM China Holdings Ltd.	7.125%	6/26/2031	18	19
[5]	Studio City Co. Ltd.	7.000%	2/15/2027	10	10
[5]	Studio City Finance Ltd.	5.000%	1/15/2029	30	28
[5]	Wynn Macau Ltd.	5.625%	8/26/2028	39	39
[5]	Wynn Macau Ltd.	5.125%	12/15/2029	2	2
[5]	Wynn Macau Ltd.	6.750%	2/15/2034	16	16
					114
Malaysia (0.1%)
[4]	Petronas Capital Ltd.	3.500%	4/21/2030	215	208
[4]	Petronas Capital Ltd.	5.340%	4/3/2035	411	424
					632
Netherlands (1.5%)
[4,7]	Akzo Nobel NV	2.000%	3/28/2032	1,200	1,264
[7]	ASR Nederland NV	7.000%	12/7/2043	700	951
[7]	Athora Netherlands NV	5.375%	8/31/2032	1,300	1,547
[4,7]	JDE Peet's NV	4.125%	1/23/2030	1,200	1,427
	NXP BV	5.000%	1/15/2033	310	310
[5]	Sunrise FinCo I BV	4.875%	7/15/2031	15	15
[7]	Triodos Bank NV	4.875%	9/12/2029	7,300	8,691
[4,7]	Triodos Bank NV	2.250%	2/5/2032	500	578
[5]	VZ Secured Financing BV	5.000%	1/15/2032	5	4
					14,787
Norway (1.5%)
[4,7]	Public Property Invest A/S	4.625%	3/12/2030	5,645	6,741
[4,7]	Public Property Invest A/S	3.875%	10/16/2031	3,100	3,544
[4,7]	Public Property Invest A/S	4.375%	10/1/2032	4,200	4,873
					15,158
Panama (0.0%)
[5,10]	Generadora de Gatun SA	6.874%	9/30/2044	478	478
Poland (0.0%)
[5]	Canpack SA	3.875%	11/15/2029	37	35
Saudi Arabia (0.1%)
	Suci Second Investment Co.	4.375%	9/10/2027	865	863
South Africa (0.1%)
[4]	Bidvest Group UK plc	6.200%	9/17/2032	500	503
Spain (0.0%)
	Banco Santander SA	5.437%	4/15/2036	200	199
Sweden (0.5%)
[5]	Swedbank AB	4.898%	3/30/2031	4,700	4,727
[7]	Telia Co. AB	2.750%	6/30/2083	500	576
					5,303
Switzerland (1.8%)
[7]	ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/2047	2,400	2,795
[7]	Helvetia Europe SA	2.750%	9/30/2041	2,625	2,887
[4,7]	IWG US Finance LLC	6.500%	6/28/2030	2,612	3,291
[7]	IWG US Finance LLC	5.125%	5/14/2032	2,100	2,497
	UBS Americas Inc.	7.125%	7/15/2032	350	391
[5]	UBS Group AG	3.869%	1/12/2029	602	595
[5]	UBS Group AG	4.151%	12/23/2029	1,455	1,439
[5]	UBS Group AG	5.617%	9/13/2030	163	168
[5]	UBS Group AG	4.398%	9/23/2031	770	756
[5]	UBS Group AG	3.091%	5/14/2032	290	267
[5]	UBS Group AG	5.580%	5/9/2036	935	951
[5]	UBS Group AG	5.010%	3/23/2037	630	611
[5]	UBS Group AG	5.528%	5/6/2047	793	760
					17,408
Turkiye (0.0%)
[5]	ADM Elektrik Dagitim A/S	9.500%	2/5/2031	400	393

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United Arab Emirates (0.0%)
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	396	355
United Kingdom (6.8%)
[5,10]	A&K Travel Group Holdings Ltd.	7.500%	5/15/2033	7	7
[5]	Ardonagh Group Finance Ltd.	8.875%	2/15/2032	2	2
	Barclays plc	4.836%	5/9/2028	300	300
	Barclays plc	4.837%	9/10/2028	177	178
	Barclays plc	7.385%	11/2/2028	600	624
	Barclays plc	4.942%	9/10/2030	1,000	1,004
	Barclays plc	5.207%	2/24/2037	500	485
	Barclays plc	3.330%	11/24/2042	200	149
	BAT Capital Corp.	3.557%	8/15/2027	235	233
	BAT Capital Corp.	2.259%	3/25/2028	1,930	1,855
	BAT Capital Corp.	2.726%	3/25/2031	75	69
	BAT Capital Corp.	4.742%	3/16/2032	1,605	1,603
	BAT Capital Corp.	4.390%	8/15/2037	560	509
	BAT Capital Corp.	7.079%	8/2/2043	165	182
	BAT Capital Corp.	4.540%	8/15/2047	124	101
	BAT Capital Corp.	5.650%	3/16/2052	210	195
	BAT Capital Corp.	7.081%	8/2/2053	1,440	1,593
[4,7]	BAT International Finance plc	2.000%	3/13/2045	600	469
[5]	Belron UK Finance plc	5.750%	10/15/2029	75	76
[5]	Brightstar Lottery plc	5.750%	1/15/2033	5	5
[4,7]	British American Tobacco plc	3.750%	Perpetual	1,712	1,970
[7]	British American Tobacco plc	4.750%	Perpetual	1,700	1,943
[5]	California Buyer Ltd.	6.375%	2/15/2032	10	10
[9]	Chesnara plc	4.750%	8/4/2032	300	377
[9]	Close Brothers Group plc	7.750%	6/14/2028	2,891	4,072
[9]	Close Brothers Group plc	6.125%	8/3/2036	1,900	2,499
[5]	Flutter Treasury DAC	5.875%	6/4/2031	15	15
[5]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	25	25
[5]	Howden UK Refinance plc	7.250%	2/15/2031	15	15
[5]	Howden UK Refinance plc	8.125%	2/15/2032	40	38
	HSBC Holdings plc	5.130%	11/19/2028	444	448
[4]	HSBC Holdings plc	3.973%	5/22/2030	460	450
	HSBC Holdings plc	2.804%	5/24/2032	280	253
	HSBC Holdings plc	5.133%	11/6/2036	760	746
	HSBC Holdings plc	5.279%	3/10/2037	595	587
[4]	HSBC Holdings plc	6.500%	9/15/2037	125	133
	HSBC Holdings plc	6.332%	3/9/2044	300	317
	HSBC Holdings plc	5.250%	3/14/2044	200	188
[5]	Imperial Brands Finance plc	6.125%	7/27/2027	200	204
[5]	Imperial Brands Finance plc	4.500%	6/30/2028	530	530
[5]	Imperial Brands Finance plc	6.375%	7/1/2055	260	261
[9]	International Distribution Services plc	7.375%	9/14/2030	300	425
[9]	Just Group plc	6.875%	3/30/2035	500	675
	Lloyds Banking Group plc	7.953%	11/15/2033	140	160
	Lloyds Banking Group plc	6.068%	6/13/2036	200	205
	Lloyds Banking Group plc	4.344%	1/9/2048	40	32
[4,7]	NatWest Group plc	1.043%	9/14/2032	1,000	1,140
[5]	NatWest Markets plc	4.893%	3/27/2031	1,570	1,579
[9]	Pension Insurance Corp. plc	4.625%	5/7/2031	500	636
[9]	Pension Insurance Corp. plc	3.625%	10/21/2032	3,057	3,563
[9]	Pension Insurance Corp. plc	8.000%	11/13/2033	600	870
	RELX Capital Inc.	3.000%	5/22/2030	98	92
	Santander UK Group Holdings plc	4.320%	9/22/2029	940	932
[9]	Scottish Widows Ltd.	7.000%	6/16/2043	800	1,080
[4,9]	SW Finance I plc	1.625%	3/30/2027	2,864	3,758
[4,9]	SW Finance I plc	2.375%	5/28/2028	3,000	3,808
[9]	SW Finance I plc	7.750%	10/31/2031	4,284	6,075
[4,9]	SW Finance I plc	6.875%	8/7/2032	800	1,103
[4,9]	SW Finance I plc	7.000%	4/16/2040	600	782
[4,9]	United Utilities Water Finance plc	5.125%	10/6/2038	700	843
[4,9]	United Utilities Water Finance plc	5.250%	1/22/2046	1,000	1,124
[4,9]	United Utilities Water Finance plc	5.750%	5/28/2051	500	582
[9]	Utmost Group plc	4.000%	12/15/2031	150	183
	Vodafone Group plc	6.150%	2/27/2037	121	130
	Vodafone Group plc	5.625%	2/10/2053	260	243
	Vodafone Group plc	5.750%	6/28/2054	320	303

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Wessex Water Services Finance plc	5.125%	10/31/2032	500	648
[4,9]	WPP Finance 2017	3.750%	5/19/2032	749	898
[9]	Yorkshire Water Finance plc	1.750%	11/26/2026	4,068	5,428
[4,9]	Yorkshire Water Finance plc	5.500%	4/28/2035	700	887
[4,9]	Yorkshire Water Finance plc	6.625%	7/22/2040	1,200	1,568
[4,9]	Yorkshire Water Finance plc	2.750%	4/18/2041	2,143	1,785
					66,257
United States (40.9%)
[5]	1261229 BC Ltd.	10.000%	4/15/2032	34	35
[5]	200 Park Funding Trust	5.740%	2/15/2055	470	452
	Abbott Laboratories	4.300%	3/15/2033	2,765	2,698
	Abbott Laboratories	4.650%	3/15/2036	1,000	972
	Abbott Laboratories	5.600%	3/15/2066	790	761
	AbbVie Inc.	4.400%	3/15/2033	385	377
	AbbVie Inc.	4.750%	3/15/2036	1,000	978
	AbbVie Inc.	4.050%	11/21/2039	418	366
	AbbVie Inc.	4.250%	11/21/2049	240	194
	AbbVie Inc.	5.400%	3/15/2054	955	905
[5]	Acushnet Co.	5.625%	12/1/2033	5	5
[5]	ADT Security Corp.	5.875%	10/15/2033	8	8
[5]	Advance Auto Parts Inc.	7.000%	8/1/2030	7	7
[5]	Advance Auto Parts Inc.	7.375%	8/1/2033	21	22
[5]	Advanced Drainage Systems Inc.	6.375%	6/15/2030	5	5
	Advanced Micro Devices Inc.	4.393%	6/1/2052	160	133
[4]	AdventHealth Obligated Group	2.795%	11/15/2051	300	182
	AEP Texas Inc.	5.450%	5/15/2029	265	272
	AEP Texas Inc.	5.400%	6/1/2033	140	143
	AEP Texas Inc.	5.850%	10/15/2055	360	346
	AEP Transmission Co. LLC	5.375%	6/15/2035	140	142
	AEP Transmission Co. LLC	4.250%	9/15/2048	100	80
[4]	AEP Transmission Co. LLC	3.650%	4/1/2050	70	51
[4]	AEP Transmission Co. LLC	2.750%	8/15/2051	100	60
	AES Corp.	5.450%	6/1/2028	77	78
	Aflac Inc.	4.750%	1/15/2049	50	43
	Agilent Technologies Inc.	4.750%	9/9/2034	155	153
	Agree LP	2.000%	6/15/2028	50	48
	Agree LP	5.625%	6/15/2034	750	769
	Airbnb Inc.	4.650%	3/16/2031	120	120
	Airbnb Inc.	5.250%	3/16/2036	160	160
	Alabama Power Co.	5.100%	4/2/2035	390	394
	Alabama Power Co.	4.150%	8/15/2044	50	41
[5]	Albertsons Cos. Inc.	5.500%	3/31/2031	5	5
[5]	Albertsons Cos. Inc.	6.250%	3/15/2033	25	25
[5]	Albertsons Cos. Inc.	5.750%	3/31/2034	25	24
[5]	Alcon Finance Corp.	3.800%	9/23/2049	200	148
[5]	Alliant Holdings Intermediate LLC	6.750%	4/15/2028	70	71
[5]	Alliant Holdings Intermediate LLC	7.000%	1/15/2031	3	3
[5]	Allied Universal Holdco LLC	6.875%	6/15/2030	2	2
[4]	Allina Health System	3.887%	4/15/2049	130	99
[5]	Allison Transmission Inc.	4.750%	10/1/2027	24	24
[5]	Allison Transmission Inc.	5.875%	12/1/2033	5	5
	Ally Financial Inc.	5.737%	5/15/2029	335	340
	Alphabet Inc.	4.400%	2/15/2033	828	814
	Alphabet Inc.	5.650%	2/15/2056	927	909
	Alphabet Inc.	5.700%	11/15/2075	353	338
[9]	Alphabet Inc.	6.125%	2/13/2126	500	630
	Altria Group Inc.	4.875%	2/4/2028	390	393
	Altria Group Inc.	4.800%	2/14/2029	240	242
	Altria Group Inc.	2.450%	2/4/2032	165	145
	Altria Group Inc.	5.625%	2/6/2035	730	749
	Altria Group Inc.	3.400%	2/4/2041	70	53
	Altria Group Inc.	5.375%	1/31/2044	100	93
	Altria Group Inc.	5.950%	2/14/2049	100	97
[5]	Alumina Pty Ltd.	6.125%	3/15/2030	5	5
[5]	Alumina Pty Ltd.	6.375%	9/15/2032	23	24
	Amazon.com Inc.	4.650%	11/20/2035	1,065	1,036
	Amazon.com Inc.	4.875%	3/13/2036	5,475	5,394
	AMC Global Media Inc.	4.250%	2/15/2029	5	4
	Amcor Flexibles North America Inc.	4.800%	3/17/2028	660	664

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	490	496
	Amcor Flexibles North America Inc.	5.125%	3/12/2036	710	692
	Ameren Corp.	5.375%	3/15/2035	600	608
	Ameren Illinois Co.	4.150%	3/15/2046	75	60
	Ameren Illinois Co.	5.900%	12/1/2052	130	131
[5]	American Airlines Inc.	7.250%	2/15/2028	6	6
[5]	American Airlines Inc.	5.750%	4/20/2029	50	50
[4,10]	American Airlines Pass-Through Trust Class B Series 2026-1	5.750%	5/10/2035	175	175
[4,10]	American Airlines Pass-Through Trust Class A Series 2026-1	5.250%	11/10/2038	718	717
	American Axle & Manufacturing Inc.	5.000%	10/1/2029	12	12
[5]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	3	3
[5]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/2029	3	3
[4]	American Electric Power Co. Inc.	6.050%	3/15/2056	270	269
	American Express Co.	5.085%	1/30/2031	780	794
	American Express Co.	4.804%	10/24/2036	860	832
	American Homes 4 Rent LP	4.950%	6/15/2030	195	196
	American Homes 4 Rent LP	5.500%	7/15/2034	1,000	1,004
	American Honda Finance Corp.	4.450%	1/8/2031	815	800
[4]	American Honda Finance Corp.	4.900%	4/10/2031	25	25
	American International Group Inc.	4.850%	5/7/2030	905	914
	American Water Capital Corp.	5.200%	4/1/2036	710	711
[5]	Ameritex Holdco Intermediate LLC	7.625%	8/15/2033	5	5
	Amgen Inc.	6.375%	6/1/2037	460	501
	Amgen Inc.	5.150%	11/15/2041	61	58
	Amgen Inc.	5.600%	3/2/2043	250	246
	Amgen Inc.	5.650%	3/2/2053	385	370
	Amgen Inc.	2.770%	9/1/2053	147	86
	Amgen Inc.	5.750%	3/2/2063	76	73
	Amphenol Corp.	3.900%	11/15/2028	342	339
	Amphenol Corp.	4.125%	11/15/2030	564	556
	Amphenol Corp.	4.400%	2/15/2033	1,359	1,328
	Amphenol Corp.	4.625%	2/15/2036	618	597
	Amphenol Corp.	5.300%	11/15/2055	351	328
	Amrize Finance US LLC	5.400%	4/7/2035	40	41
[5]	AmWINS Group Inc.	6.375%	2/15/2029	7	7
[5]	AmWINS Group Inc.	4.875%	6/30/2029	7	7
[5]	Antero Midstream Partners LP	6.625%	2/1/2032	5	5
[5]	Antero Midstream Partners LP	5.750%	10/15/2033	15	15
	Aon Global Ltd.	4.600%	6/14/2044	35	30
	Aon Global Ltd.	4.750%	5/15/2045	70	60
	Aon North America Inc.	5.150%	3/1/2029	510	519
[5]	APLD ComputeCo 2 LLC	6.750%	3/15/2031	15	15
	Apollo Debt Solutions BDC	6.900%	4/13/2029	112	116
	Apollo Global Management Inc.	5.150%	8/12/2035	208	202
	Apollo Global Management Inc.	5.800%	5/21/2054	489	462
	Apollo Global Management Inc.	6.000%	12/15/2054	319	312
[4]	Appalachian Power Co.	2.700%	4/1/2031	1,190	1,084
	Appalachian Power Co.	4.450%	6/1/2045	360	295
[4]	Appalachian Power Co.	4.500%	3/1/2049	30	24
[5]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/2029	23	21
[5]	Ardagh Metal Packaging Finance USA LLC	6.250%	1/30/2031	15	15
	Ares Capital Corp.	5.875%	3/1/2029	150	151
	Ares Capital Corp.	5.950%	7/15/2029	444	448
	Ares Strategic Income Fund	5.700%	3/15/2028	286	286
	Ares Strategic Income Fund	6.350%	8/15/2029	41	42
	Asbury Automotive Group Inc.	4.500%	3/1/2028	46	46
[4]	Ascension Health	4.923%	11/15/2035	1,930	1,908
[5]	Ascent Resources Utica Holdings LLC	6.625%	10/15/2032	90	92
[5]	Ascent Resources Utica Holdings LLC	6.625%	7/15/2033	5	5
[5]	Asurion LLC	8.000%	12/31/2032	20	21
[5]	Asurion LLC	8.375%	2/1/2034	20	20
	AT&T Inc.	4.750%	4/30/2033	1,014	1,000
	AT&T Inc.	3.500%	6/1/2041	95	73
	AT&T Inc.	4.750%	5/15/2046	70	59
	AT&T Inc.	3.500%	9/15/2053	455	295
	AT&T Inc.	3.550%	9/15/2055	213	137
	AT&T Inc.	6.050%	8/15/2056	1,282	1,249
	AT&T Inc.	3.800%	12/1/2057	451	300
	AT&T Inc.	3.650%	9/15/2059	305	194
	AT&T Inc.	6.300%	10/30/2066	317	312

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	AthenaHealth Group Inc.	6.500%	2/15/2030	40	38
[9]	Athene Global Funding	1.750%	11/24/2027	960	1,234
[4,9]	Athene Global Funding	5.146%	11/1/2029	600	801
	Athene Holding Ltd.	3.450%	5/15/2052	369	225
	Athene Holding Ltd.	6.250%	4/1/2054	341	313
	Athene Holding Ltd.	6.625%	10/15/2054	801	775
	Athene Holding Ltd.	6.875%	6/28/2055	885	859
[5]	Atlas Warehouse Lending Co. LP	5.250%	1/15/2033	520	509
	Atmos Energy Corp.	6.200%	11/15/2053	110	116
	Augusta SpinCo Corp.	5.245%	3/23/2036	765	762
	Autodesk Inc.	5.300%	6/15/2035	280	281
	AutoZone Inc.	4.750%	8/1/2032	370	367
[5]	Aviation Capital Group LLC	4.875%	1/28/2033	415	402
	Baker Hughes Holdings LLC	5.000%	6/15/2036	5,320	5,236
	Ball Corp.	2.875%	8/15/2030	7	6
	Ball Corp.	5.500%	9/15/2033	5	5
	Bank of America Corp.	6.204%	11/10/2028	440	452
[4]	Bank of America Corp.	3.970%	3/5/2029	200	198
[4]	Bank of America Corp.	2.087%	6/14/2029	100	95
[4]	Bank of America Corp.	3.974%	2/7/2030	300	296
[4]	Bank of America Corp.	2.592%	4/29/2031	125	116
	Bank of America Corp.	2.687%	4/22/2032	675	612
	Bank of America Corp.	4.571%	4/27/2033	200	197
	Bank of America Corp.	5.744%	2/12/2036	1,090	1,110
	Bank of America Corp.	5.489%	4/23/2037	1,420	1,410
[4]	Bank of America Corp.	4.078%	4/23/2040	200	174
[4]	Bank of America Corp.	2.676%	6/19/2041	560	403
	Bank of America Corp.	3.311%	4/22/2042	60	46
	Bank of New York Mellon Corp.	4.942%	2/11/2031	200	202
[4]	Bank of New York Mellon Corp.	6.474%	10/25/2034	300	328
[4]	Bank of New York Mellon Corp.	5.188%	3/14/2035	485	491
	Bank of New York Mellon Corp.	5.316%	6/6/2036	987	999
	Bank of New York Mellon Corp.	5.085%	4/23/2037	965	957
[5]	Bausch + Lomb Corp.	8.375%	10/1/2028	21	22
[5,11]	Beach Acquisition Bidco LLC, 10.750% PIK or 10.000% Cash	10.000%	7/15/2033	5	6
	Becton Dickinson & Co.	4.874%	2/8/2029	275	278
	Berkshire Hathaway Energy Co.	2.850%	5/15/2051	100	60
	Berry Global Inc.	5.650%	1/15/2034	48	49
[4]	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	180	116
[5]	Big River Steel LLC	6.625%	1/31/2029	42	42
	Black Hills Corp.	6.000%	1/15/2035	120	124
[5]	Black Pearl Compute LLC	6.125%	2/15/2031	5	5
[5]	Block Inc.	5.625%	8/15/2030	15	15
	Block Inc.	6.500%	5/15/2032	23	23
[5]	Block Inc.	6.000%	8/15/2033	5	5
	Blue Owl Capital Corp.	6.200%	7/15/2030	15	15
[5]	Blue Racer Midstream LLC	7.000%	7/15/2029	77	80
[5]	Blue Racer Midstream LLC	7.250%	7/15/2032	2	2
	Boeing Co.	6.298%	5/1/2029	2,070	2,171
	Boeing Co.	5.150%	5/1/2030	277	281
	Boeing Co.	3.625%	2/1/2031	2,001	1,908
	Boeing Co.	6.388%	5/1/2031	1,792	1,915
	Boeing Co.	6.528%	5/1/2034	810	886
	Boeing Co.	5.805%	5/1/2050	445	433
	Boeing Co.	6.858%	5/1/2054	800	888
	Boeing Co.	7.008%	5/1/2064	880	981
	BorgWarner Inc.	4.950%	8/15/2029	120	121
	BorgWarner Inc.	5.400%	8/15/2034	235	238
	BP Capital Markets America Inc.	3.060%	6/17/2041	169	127
	BP Capital Markets America Inc.	2.939%	6/4/2051	548	345
	Brandywine Operating Partnership LP	8.875%	4/12/2029	15	16
	Brandywine Operating Partnership LP	6.125%	1/15/2031	5	5
	Broadcom Inc.	5.000%	4/15/2030	120	122
	Broadcom Inc.	4.600%	7/15/2030	1,876	1,884
	Broadcom Inc.	4.150%	11/15/2030	530	522
[5]	Broadcom Inc.	4.150%	4/15/2032	185	179
	Broadcom Inc.	5.200%	7/15/2035	550	555
[5]	Broadcom Inc.	3.187%	11/15/2036	145	122
	Broadcom Inc.	4.900%	2/15/2038	312	301
	Broadcom Inc.	5.700%	1/15/2056	371	368

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Brown & Brown Inc.	4.700%	6/23/2028	228	229
	Brown & Brown Inc.	2.375%	3/15/2031	1,200	1,060
[5]	Builders FirstSource Inc.	6.375%	3/1/2034	10	10
[5]	Builders FirstSource Inc.	6.750%	5/15/2035	15	15
[5]	Burford Capital Global Finance LLC	6.250%	4/15/2028	5	5
[5]	Burford Capital Global Finance LLC	9.250%	7/1/2031	5	5
[5]	Burford Capital Global Finance LLC	8.500%	1/15/2034	15	13
	Burlington Northern Santa Fe LLC	5.750%	5/1/2040	325	339
	Burlington Northern Santa Fe LLC	5.500%	3/15/2055	135	130
[5]	Cable One Inc.	4.000%	11/15/2030	9	6
[5]	Caesars Entertainment Inc.	6.500%	2/15/2032	5	5
[5]	California Resources Corp.	7.000%	1/15/2034	20	20
	Camden Property Trust	3.350%	11/1/2049	110	75
[5]	Canpack Group Inc.	6.000%	5/15/2031	5	5
	Capital One Financial Corp.	5.468%	2/1/2029	90	91
	Capital One Financial Corp.	6.312%	6/8/2029	226	234
	Capital One Financial Corp.	5.700%	2/1/2030	438	450
	Capital One Financial Corp.	3.273%	3/1/2030	400	386
[4]	Capital One Financial Corp.	7.624%	10/30/2031	190	210
	Capital One Financial Corp.	2.618%	11/2/2032	175	154
	Capital One Financial Corp.	5.817%	2/1/2034	500	514
	Capital One Financial Corp.	6.051%	2/1/2035	340	352
	Capital One Financial Corp.	6.183%	1/30/2036	1,359	1,384
	Capital One Financial Corp.	5.197%	9/11/2036	577	559
	Capital One Financial Corp.	5.399%	1/30/2037	530	521
	Cardinal Health Inc.	5.750%	11/15/2054	785	765
	Carlyle Group Inc.	5.050%	9/19/2035	147	142
[5]	Carnival Corp.	4.000%	8/1/2028	7	7
[5]	Carnival Corp.	5.125%	5/1/2029	20	20
[5]	Carnival Corp.	5.750%	3/15/2030	20	20
[5]	Carnival Corp.	5.875%	6/15/2031	25	25
[5]	CCO Holdings LLC	4.750%	3/1/2030	52	49
[5]	CCO Holdings LLC	4.500%	8/15/2030	90	84
[5]	CCO Holdings LLC	4.250%	2/1/2031	10	9
	CCO Holdings LLC	4.500%	5/1/2032	40	35
[5]	CCO Holdings LLC	7.000%	2/1/2033	5	5
	CDW LLC	5.100%	3/1/2030	470	472
	Cencora Inc.	2.700%	3/15/2031	230	210
	Cencora Inc.	4.600%	2/13/2033	130	128
	Cencora Inc.	4.300%	12/15/2047	80	65
	CenterPoint Energy Houston Electric LLC	5.050%	3/1/2035	690	690
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/2042	65	51
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/2053	40	37
	CenterPoint Energy Inc.	5.400%	6/1/2029	1,775	1,820
	CenterPoint Energy Resources Corp.	5.400%	3/1/2033	5	5
[5,12]	Central Parent Inc.	7.250%	6/15/2029	74	39
[5,12]	Central Parent LLC	8.000%	6/15/2029	2	1
[5]	Champ Acquisition Corp.	8.375%	12/1/2031	67	71
[5]	Charles River Laboratories International Inc.	3.750%	3/15/2029	75	72
	Charles Schwab Corp.	5.643%	5/19/2029	35	36
	Charles Schwab Corp.	6.196%	11/17/2029	200	209
	Charles Schwab Corp.	4.343%	11/14/2031	370	365
[5]	Chart Industries Inc.	7.500%	1/1/2030	5	5
[5]	Chart Industries Inc.	9.500%	1/1/2031	2	2
	Charter Communications Operating LLC	3.750%	2/15/2028	790	777
	Charter Communications Operating LLC	4.200%	3/15/2028	40	40
	Charter Communications Operating LLC	2.250%	1/15/2029	40	37
	Charter Communications Operating LLC	5.050%	3/30/2029	480	481
	Charter Communications Operating LLC	6.100%	6/1/2029	5,090	5,255
	Charter Communications Operating LLC	2.300%	2/1/2032	610	522
	Charter Communications Operating LLC	6.650%	2/1/2034	542	562
	Charter Communications Operating LLC	3.500%	3/1/2042	200	136
	Charter Communications Operating LLC	6.484%	10/23/2045	760	700
	Charter Communications Operating LLC	5.375%	5/1/2047	395	317
	Charter Communications Operating LLC	5.750%	4/1/2048	460	386
	Charter Communications Operating LLC	6.700%	12/1/2055	614	579
[5]	Chemours Co.	4.625%	11/15/2029	10	10
[5]	Chemours Co.	7.875%	3/15/2034	15	15
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/2029	70	68
[5]	Cheniere Energy Inc.	5.200%	7/30/2036	510	504

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cheniere Energy Partners LP	3.250%	1/31/2032	770	704
	Cheniere Energy Partners LP	5.950%	6/30/2033	35	37
	Cheniere Energy Partners LP	5.550%	10/30/2035	650	662
[4]	Children's Hospital of Philadelphia	2.704%	7/1/2050	150	92
[5]	Chobani LLC	6.375%	4/15/2034	5	5
[5]	Chord Energy Corp.	6.000%	10/1/2030	10	10
[5]	Chord Energy Corp.	6.750%	3/15/2033	10	10
[5]	Churchill Downs Inc.	5.500%	4/1/2027	33	33
[5]	Churchill Downs Inc.	4.750%	1/15/2028	31	31
[5]	Churchill Downs Inc.	5.750%	4/1/2030	5	5
	Cigna Group	2.375%	3/15/2031	75	68
	Cigna Group	3.400%	3/15/2050	150	102
[5]	Cipher Compute LLC	7.125%	11/15/2030	10	10
[5]	Citadel Finance LLC	5.900%	2/10/2030	500	504
	Citigroup Inc.	4.542%	9/19/2030	1,340	1,335
[4]	Citigroup Inc.	2.976%	11/5/2030	140	132
[4]	Citigroup Inc.	2.572%	6/3/2031	500	459
	Citigroup Inc.	2.520%	11/3/2032	250	221
	Citigroup Inc.	6.174%	5/25/2034	180	187
	Citigroup Inc.	5.827%	2/13/2035	290	295
	Citigroup Inc.	6.020%	1/24/2036	350	359
	Citigroup Inc.	5.174%	9/11/2036	327	324
	Citigroup Inc.	4.650%	7/30/2045	90	79
	Citigroup Inc.	4.650%	7/23/2048	55	48
	Citizens Financial Group Inc.	5.253%	3/5/2031	248	251
[4]	City of Hope	4.378%	8/15/2048	80	64
[5]	Clarios Global LP	6.750%	2/15/2030	48	50
[5]	Clarios Global LP	6.750%	9/15/2032	5	5
[5]	Clean Harbors Inc.	5.750%	10/15/2033	15	15
[5]	Clearway Energy Operating LLC	4.750%	3/15/2028	25	25
[5]	Clearway Energy Operating LLC	3.750%	1/15/2032	2	2
[5]	Cleveland-Cliffs Inc.	4.625%	3/1/2029	9	9
[5]	Cleveland-Cliffs Inc.	7.500%	9/15/2031	11	11
[5]	Cleveland-Cliffs Inc.	7.625%	1/15/2034	10	10
[5]	Cloud Software Group Inc.	6.500%	3/31/2029	10	10
[5]	Cloud Software Group Inc.	9.000%	9/30/2029	15	15
[5]	Cloud Software Group Inc.	8.250%	6/30/2032	76	72
	CMS Energy Corp.	4.875%	3/1/2044	135	118
[5]	CNX Resources Corp.	7.375%	1/15/2031	1	1
[5]	CNX Resources Corp.	7.250%	3/1/2032	14	15
[5]	CNX Resources Corp.	5.875%	3/1/2034	10	10
[5]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/2034	195	199
	Comcast Corp.	4.400%	8/15/2035	90	85
	Comcast Corp.	6.550%	7/1/2039	80	86
	Comcast Corp.	3.250%	11/1/2039	145	111
	Comcast Corp.	4.500%	1/15/2043	140	114
	Comcast Corp.	4.000%	8/15/2047	150	111
	Comcast Corp.	2.937%	11/1/2056	1,185	652
	Comcast Corp.	4.950%	10/15/2058	65	53
	Comcast Corp.	2.650%	8/15/2062	263	128
	Comcast Corp.	2.987%	11/1/2063	413	217
[5]	Commercial Metals Co.	5.750%	11/15/2033	13	13
[5]	Commercial Metals Co.	6.000%	12/15/2035	10	10
[4]	CommonSpirit Health	4.350%	11/1/2042	220	189
	Commonwealth Edison Co.	3.800%	10/1/2042	115	92
[4]	Commonwealth Edison Co.	3.125%	3/15/2051	50	32
	Commonwealth Edison Co.	5.300%	2/1/2053	260	241
[5]	Community Health Systems Inc.	10.875%	1/15/2032	12	13
[5]	Community Health Systems Inc.	9.750%	1/15/2034	15	15
	ConocoPhillips Co.	4.300%	11/15/2044	65	55
	ConocoPhillips Co.	3.800%	3/15/2052	40	29
	ConocoPhillips Co.	5.300%	5/15/2053	75	69
	ConocoPhillips Co.	5.700%	9/15/2063	40	38
[4]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/2039	65	65
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/2040	160	163
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/2053	400	400
	Constellation Brands Inc.	4.950%	11/1/2035	1,595	1,548
	Constellation Energy Generation LLC	5.875%	1/15/2066	530	510
[5]	Continental Resources Inc.	2.268%	11/15/2026	100	99
[5]	Continental Resources Inc.	2.875%	4/1/2032	40	35

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	COPT Defense Properties LP	4.500%	10/15/2030	61	60
	COPT Defense Properties LP	2.750%	4/15/2031	105	95
	Corebridge Financial Inc.	3.850%	4/5/2029	170	167
	Corebridge Financial Inc.	3.900%	4/5/2032	194	183
	Corebridge Financial Inc.	5.750%	1/15/2034	1,500	1,542
	Corebridge Financial Inc.	4.350%	4/5/2042	100	83
	Corebridge Financial Inc.	4.400%	4/5/2052	150	119
	Coterra Energy Inc.	4.375%	3/15/2029	130	129
	Coterra Energy Inc.	5.400%	2/15/2035	610	615
	Coterra Energy Inc.	5.900%	2/15/2055	620	596
	Cotiviti Inc.	7.625%	5/1/2031	5	5
	Cousins Properties LP	4.875%	3/1/2033	455	440
[5]	Cox Communications Inc.	4.800%	2/1/2035	557	507
[5]	Credit Acceptance Corp.	6.625%	3/15/2030	25	25
[5]	Crescent Energy Finance LLC	7.750%	7/31/2029	5	5
	CRH America Finance Inc.	4.400%	2/9/2031	1,480	1,462
	CRH America Finance Inc.	5.000%	2/9/2036	1,040	1,023
	Crown Americas LLC	5.875%	6/1/2033	15	15
	Crown Castle Inc.	4.750%	5/15/2047	125	104
[5]	CSC Holdings LLC	11.750%	1/31/2029	78	56
[5]	CSC Holdings LLC	3.375%	2/15/2031	10	6
	CSX Corp.	4.750%	11/15/2048	190	165
	CubeSmart LP	2.250%	12/15/2028	225	213
	CVS Health Corp.	5.400%	6/1/2029	400	409
	CVS Health Corp.	5.125%	2/21/2030	365	371
	CVS Health Corp.	1.750%	8/21/2030	200	177
	CVS Health Corp.	5.550%	6/1/2031	315	326
	CVS Health Corp.	5.250%	2/21/2033	240	244
	CVS Health Corp.	4.875%	7/20/2035	80	77
	CVS Health Corp.	4.780%	3/25/2038	419	389
	CVS Health Corp.	4.125%	4/1/2040	58	49
	CVS Health Corp.	5.125%	7/20/2045	85	75
	CVS Health Corp.	6.000%	6/1/2063	130	123
[5]	Cyprium Corp.	6.125%	4/15/2031	5	5
[5]	Cyprium Corp.	6.375%	4/15/2034	3	3
	Dana Inc.	4.250%	9/1/2030	6	6
	Dana Inc.	4.500%	2/15/2032	42	40
[5]	DaVita Inc.	4.625%	6/1/2030	28	27
[5]	DaVita Inc.	3.750%	2/15/2031	10	9
[5]	DaVita Inc.	6.875%	9/1/2032	15	15
	DCP Midstream Operating LP	3.250%	2/15/2032	700	640
[5]	DCP Midstream Operating LP	6.750%	9/15/2037	300	324
	Dell International LLC	6.200%	7/15/2030	219	231
	Dell International LLC	4.750%	10/6/2032	600	593
	Dell International LLC	5.400%	4/15/2034	636	646
	Dell International LLC	8.350%	7/15/2046	44	55
[5]	Delta Air Lines Inc.	4.750%	10/20/2028	990	991
	Delta Air Lines Inc.	3.750%	10/28/2029	9	9
	Devon Energy Corp.	5.750%	9/15/2054	590	556
[5]	Diamond Foreign Asset Co.	8.500%	10/1/2030	10	11
	Diamondback Energy Inc.	3.125%	3/24/2031	15	14
	Diamondback Energy Inc.	5.750%	4/18/2054	470	450
	Diamondback Energy Inc.	5.900%	4/18/2064	255	246
[7]	Digital Euro Finco LLC	3.750%	1/15/2033	400	458
[5]	Directv Financing LLC	5.875%	8/15/2027	5	5
[5]	Directv Financing LLC	8.875%	2/1/2030	15	15
[5]	Directv Financing LLC	10.000%	2/15/2031	15	16
[4]	Discovery Global Holdings Inc.	4.279%	3/15/2032	25	23
[4]	Discovery Global Holdings Inc.	5.050%	3/15/2042	9	6
[4]	Discovery Global Holdings Inc.	5.141%	3/15/2052	37	24
[5]	DISH Network Corp.	11.750%	11/15/2027	12	12
[4]	Dominion Energy Inc.	4.050%	9/15/2042	170	135
	Dominion Energy South Carolina Inc.	5.450%	2/1/2041	40	39
	Dominion Energy South Carolina Inc.	4.600%	6/15/2043	240	210
	Dominion Energy South Carolina Inc.	6.250%	10/15/2053	185	194
	DTE Electric Co.	5.250%	5/15/2035	720	730
	DTE Electric Co.	3.700%	6/1/2046	75	56
	DTE Energy Co.	5.100%	3/1/2029	1,890	1,920
	Duke Energy Carolinas LLC	5.300%	2/15/2040	20	20
	Duke Energy Carolinas LLC	4.250%	12/15/2041	125	108

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Carolinas LLC	3.700%	12/1/2047	39	29
	Duke Energy Corp.	3.500%	6/15/2051	100	67
	Duke Energy Florida LLC	3.400%	10/1/2046	35	25
	Duke Energy Florida LLC	6.200%	11/15/2053	110	115
	Duke Energy Indiana LLC	2.750%	4/1/2050	75	45
	Duke Energy Ohio Inc.	5.650%	4/1/2053	90	87
	Duke Energy Progress LLC	5.050%	3/15/2035	770	772
	Duke Energy Progress LLC	4.100%	5/15/2042	200	166
	Duke Energy Progress LLC	2.500%	8/15/2050	170	97
[4,7]	DXC Capital Funding DAC	0.950%	9/15/2031	1,000	961
	Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	320	325
	Eaton Capital ULC	4.450%	5/9/2030	230	230
	Eaton Corp.	4.200%	3/6/2031	360	355
[10]	Edison International	5.000%	5/5/2028	790	790
	Edison International	5.250%	3/15/2032	40	39
[5]	EF Holdco	7.375%	9/30/2030	10	10
[5]	Element Solutions Inc.	3.875%	9/1/2028	11	11
	Elevance Health Inc.	5.150%	6/15/2029	230	234
	Elevance Health Inc.	3.125%	5/15/2050	190	122
	Elevance Health Inc.	6.100%	10/15/2052	155	156
	Elevance Health Inc.	5.650%	6/15/2054	435	411
	Elevance Health Inc.	5.700%	2/15/2055	835	797
	Elevance Health Inc.	5.700%	9/15/2055	380	363
	Eli Lilly & Co.	5.050%	8/14/2054	645	587
[5]	Ellucian Holdings Inc.	6.500%	12/1/2029	10	10
	Enbridge Energy Partners LP	7.375%	10/15/2045	230	263
[5]	Endo Finance Holdings LP	8.500%	4/15/2031	36	38
[5]	Energizer Holdings Inc.	4.750%	6/15/2028	28	28
[5]	Energizer Holdings Inc.	4.375%	3/31/2029	35	34
[5]	Energizer Holdings Inc.	6.000%	9/15/2033	15	14
	Energy Transfer LP	5.250%	4/15/2029	130	132
	Energy Transfer LP	5.250%	7/1/2029	230	235
	Energy Transfer LP	3.750%	5/15/2030	30	29
	Energy Transfer LP	6.400%	12/1/2030	230	246
	Energy Transfer LP	5.750%	2/15/2033	130	135
	Energy Transfer LP	6.550%	12/1/2033	230	249
	Energy Transfer LP	5.350%	1/15/2036	800	795
	Energy Transfer LP	6.050%	6/1/2041	535	540
	Energy Transfer LP	6.500%	2/1/2042	100	104
	Energy Transfer LP	5.300%	4/1/2044	75	67
	Energy Transfer LP	5.150%	3/15/2045	55	48
	Energy Transfer LP	6.250%	4/15/2049	70	69
[5]	Enpro Inc.	6.125%	6/1/2033	10	10
[5]	Entegris Inc.	4.750%	4/15/2029	135	134
[5]	Entegris Inc.	5.950%	6/15/2030	45	46
	Entergy Arkansas LLC	5.450%	6/1/2034	380	391
	Entergy Arkansas LLC	5.750%	6/1/2054	560	546
	Entergy Corp.	3.750%	6/15/2050	650	461
	Entergy Mississippi LLC	5.800%	4/15/2055	360	353
	Entergy Texas Inc.	5.550%	9/15/2054	545	515
	Enterprise Products Operating LLC	5.200%	1/15/2036	1,960	1,978
	Enterprise Products Operating LLC	4.850%	3/15/2044	215	195
	Enterprise Products Operating LLC	4.900%	5/15/2046	59	53
	Enterprise Products Operating LLC	4.250%	2/15/2048	50	41
	Enterprise Products Operating LLC	3.700%	1/31/2051	70	51
	EOG Resources Inc.	5.350%	1/15/2036	1,530	1,552
	EOG Resources Inc.	5.650%	12/1/2054	950	921
	EQT Corp.	3.900%	10/1/2027	28	28
	EQT Corp.	7.500%	6/1/2030	10	11
	Equitable Holdings Inc.	5.594%	1/11/2033	148	151
	Equitable Holdings Inc.	5.000%	4/20/2048	79	68
[5]	ERAC USA Finance LLC	4.500%	10/30/2029	1,433	1,430
[5]	ERAC USA Finance LLC	4.700%	4/30/2031	1,211	1,209
[5]	ERAC USA Finance LLC	7.000%	10/15/2037	180	205
	ERP Operating LP	4.500%	7/1/2044	135	118
[5]	Esab Corp.	5.625%	4/1/2031	10	10
	Essential Utilities Inc.	4.800%	8/15/2027	2,685	2,695
	Essex Portfolio LP	4.500%	3/15/2048	60	49
	Everest Reinsurance Holdings Inc.	3.500%	10/15/2050	96	64
	Evergy Inc.	4.250%	3/15/2029	660	655

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Evergy Kansas Central Inc.	3.250%	9/1/2049	150	101
	Evergy Kansas Central Inc.	5.700%	3/15/2053	380	371
[5]	Excelerate Energy LP	8.000%	5/15/2030	6	6
	Exelon Corp.	5.150%	3/15/2028	210	212
	Exelon Corp.	4.050%	4/15/2030	2,920	2,859
	Exelon Corp.	3.350%	3/15/2032	200	185
	Exelon Corp.	4.450%	4/15/2046	165	135
	Exelon Corp.	4.100%	3/15/2052	100	75
	Exelon Corp.	5.600%	3/15/2053	390	367
	Extra Space Storage LP	5.700%	4/1/2028	150	153
	Extra Space Storage LP	5.500%	7/1/2030	374	384
	Extra Space Storage LP	2.400%	10/15/2031	80	70
	Extra Space Storage LP	4.950%	1/15/2033	436	432
	Exxon Mobil Corp.	4.114%	3/1/2046	55	46
[5]	Fair Isaac Corp.	6.000%	5/15/2033	10	10
[5]	Fair Isaac Corp.	6.250%	9/15/2034	20	20
[4]	FedEx Corp.	3.875%	8/1/2042	30	24
[4]	FedEx Corp.	4.550%	4/1/2046	70	58
[4]	FedEx Corp.	4.050%	2/15/2048	70	53
[5]	Fedex Freight Holding Co. Inc.	4.650%	3/15/2031	550	543
[5]	Fedex Freight Holding Co. Inc.	4.950%	3/15/2033	320	314
[5]	Fedex Freight Holding Co. Inc.	5.250%	3/15/2036	380	370
	Ferguson Enterprises Inc.	4.350%	3/15/2031	310	305
	Fifth Third Bancorp	6.339%	7/27/2029	310	321
	FirstEnergy Corp.	2.650%	3/1/2030	2,690	2,497
[4]	FirstEnergy Corp.	3.400%	3/1/2050	1,100	733
[5]	FirstEnergy Pennsylvania Electric Co.	4.550%	3/15/2031	830	825
[5]	FirstEnergy Transmission LLC	2.866%	9/15/2028	260	250
	FirstEnergy Transmission LLC	4.550%	1/15/2030	134	134
	FirstEnergy Transmission LLC	4.750%	1/15/2033	3,202	3,164
[5]	FirstEnergy Transmission LLC	4.550%	4/1/2049	405	336
	Fiserv Inc.	5.600%	3/2/2033	120	122
[5]	Flash Compute LLC	7.250%	12/31/2030	10	10
	FMC Corp.	5.650%	5/18/2033	10	9
	FMC Corp.	8.450%	11/1/2055	17	11
[5]	Focus Financial Partners LLC	6.750%	9/15/2031	5	5
	Ford Motor Credit Co. LLC	4.950%	5/28/2027	45	45
	Ford Motor Credit Co. LLC	4.125%	8/17/2027	5	5
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	22	22
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	20	21
	Ford Motor Credit Co. LLC	6.798%	11/7/2028	200	207
	Ford Motor Credit Co. LLC	2.900%	2/10/2029	53	50
	Ford Motor Credit Co. LLC	7.200%	6/10/2030	10	11
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	600	621
	Ford Motor Credit Co. LLC	5.753%	4/6/2033	585	580
	Ford Motor Credit Co. LLC	7.122%	11/7/2033	200	212
[5]	Foundry JV Holdco LLC	5.500%	1/25/2031	290	298
[5]	Foundry JV Holdco LLC	6.150%	1/25/2032	1,542	1,623
[5]	Foundry JV Holdco LLC	5.900%	1/25/2033	712	742
[5]	Foundry JV Holdco LLC	6.250%	1/25/2035	709	749
[5]	Foundry JV Holdco LLC	6.200%	1/25/2037	1,790	1,887
[5]	Freedom Mortgage Holdings LLC	9.250%	2/1/2029	2	2
[5]	Freedom Mortgage Holdings LLC	6.875%	5/1/2031	15	14
[5]	Freedom Mortgage Holdings LLC	9.125%	5/15/2031	65	67
[5]	Freedom Mortgage Holdings LLC	8.375%	4/1/2032	5	5
[5]	Freedom Mortgage Holdings LLC	7.875%	4/1/2033	10	10
	Freeport-McMoRan Inc.	5.450%	3/15/2043	10	10
[4,7]	GA Global Funding Trust	3.750%	6/20/2032	400	453
[4,7]	GA Global Funding Trust	4.133%	9/16/2035	2,700	3,065
[5]	Garrett Motion Holdings Inc.	7.750%	5/31/2032	6	6
[5]	Gates Corp.	6.875%	7/1/2029	5	5
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	155	156
	GE HealthCare Technologies Inc.	5.857%	3/15/2030	110	115
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	330	331
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	300	304
	GE HealthCare Technologies Inc.	4.950%	12/15/2035	375	366
	GE HealthCare Technologies Inc.	6.377%	11/22/2052	100	105
	GE Vernova Inc.	4.250%	2/4/2031	332	329
[5]	Gen Digital Inc.	6.250%	4/1/2033	15	15
	General Motors Co.	5.200%	4/1/2045	478	418

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Financial Co. Inc.	5.350%	7/15/2027	225	227
	General Motors Financial Co. Inc.	5.550%	7/15/2029	575	589
	General Motors Financial Co. Inc.	3.600%	6/21/2030	95	91
	General Motors Financial Co. Inc.	4.600%	1/8/2031	2,510	2,480
	General Motors Financial Co. Inc.	5.750%	2/8/2031	1,905	1,969
	General Motors Financial Co. Inc.	6.400%	1/9/2033	170	181
	General Motors Financial Co. Inc.	5.450%	1/8/2036	250	248
[5]	Genesee & Wyoming Inc.	6.250%	4/15/2032	10	10
	Genesis Energy LP	8.250%	1/15/2029	5	5
	Genesis Energy LP	8.000%	5/15/2033	10	11
	Genesis Energy LP	6.750%	3/15/2034	10	10
	Georgia Power Co.	4.300%	3/15/2042	130	112
	Georgia Power Co.	5.125%	5/15/2052	70	64
[5,10]	Georgia-Pacific LLC	4.900%	5/15/2033	2,130	2,124
[5]	GFL Environmental Holdings US Inc.	5.500%	2/1/2034	10	10
	Gilead Sciences Inc.	4.150%	3/1/2047	190	153
[5]	Global Atlantic Fin Co.	7.950%	6/15/2033	1,098	1,203
[5]	Global Atlantic Fin Co.	6.750%	3/15/2054	240	227
	Goldman Sachs Group Inc.	5.727%	4/25/2030	2,500	2,575
[4,7]	Goldman Sachs Group Inc.	3.509%	8/17/2033	5,400	6,214
	Goldman Sachs Group Inc.	5.094%	4/20/2034	1,489	1,485
	Goldman Sachs Group Inc.	4.939%	10/21/2036	1,085	1,053
	Goldman Sachs Group Inc.	5.065%	1/21/2037	238	233
	Goldman Sachs Group Inc.	6.750%	10/1/2037	300	326
[4]	Goldman Sachs Group Inc.	4.411%	4/23/2039	255	230
	Goldman Sachs Group Inc.	5.387%	2/2/2041	1,130	1,099
	Goldman Sachs Group Inc.	3.210%	4/22/2042	100	75
[4]	Goldman Sachs Group Inc.	4.800%	7/8/2044	90	80
	Golub Capital Private Credit Fund	5.875%	5/1/2030	351	347
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	45	43
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	11	11
[5]	Graphic Packaging International LLC	3.500%	3/15/2028	1	1
[5]	Graphic Packaging International LLC	3.750%	2/1/2030	77	72
[5]	Gray Media Inc.	9.625%	7/15/2032	10	10
[5]	Gray Media Inc.	7.250%	8/15/2033	7	7
[5]	Hawaiian Electric Co. Inc.	6.000%	10/1/2033	20	20
	HCA Inc.	5.000%	3/1/2028	150	151
	HCA Inc.	5.250%	3/1/2030	285	290
	HCA Inc.	5.450%	4/1/2031	80	82
	HCA Inc.	4.600%	11/15/2032	1,510	1,475
	HCA Inc.	5.000%	5/15/2033	315	313
	HCA Inc.	5.450%	9/15/2034	50	51
	HCA Inc.	5.750%	3/1/2035	50	51
	HCA Inc.	4.900%	11/15/2035	225	218
	HCA Inc.	5.300%	5/15/2036	675	669
	HCA Inc.	5.250%	6/15/2049	115	101
	HCA Inc.	4.625%	3/15/2052	205	163
	HCA Inc.	6.100%	4/1/2064	740	714
	Helmerich & Payne Inc.	2.900%	9/29/2031	220	198
[5]	Herc Holdings Inc.	6.625%	6/15/2029	5	5
[5]	Herc Holdings Inc.	7.000%	6/15/2030	10	10
[5]	Herc Holdings Inc.	5.750%	3/15/2031	10	10
[5]	Herc Holdings Inc.	7.250%	6/15/2033	6	6
[5]	Herc Holdings Inc.	6.000%	3/15/2034	5	5
	Hess Corp.	7.300%	8/15/2031	5	6
[5]	Hess Midstream Operations LP	6.500%	6/1/2029	6	6
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	689	686
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	1,363	1,339
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	911	905
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	294	287
	Hewlett Packard Enterprise Co.	5.600%	10/15/2054	405	365
	Highwoods Realty LP	2.600%	2/1/2031	310	275
	Highwoods Realty LP	7.650%	2/1/2034	429	478
[5]	Hilton Domestic Operating Co. Inc.	6.125%	4/1/2032	70	71
[5]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/2033	10	10
[5]	Hilton Domestic Operating Co. Inc.	5.750%	9/15/2033	25	25
[5]	Hilton Domestic Operating Co. Inc.	5.500%	3/31/2034	10	10
[5]	Honeywell Aerospace Inc.	4.300%	3/16/2031	1,196	1,181
[5]	Honeywell Aerospace Inc.	4.600%	3/16/2033	645	637
[5]	Honeywell Aerospace Inc.	4.950%	3/16/2036	1,483	1,466

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Honeywell Aerospace Inc.	5.622%	3/16/2046	551	542
[5]	Honeywell Aerospace Inc.	5.852%	3/16/2066	677	666
	Host Hotels & Resorts LP	4.250%	12/15/2028	285	282
	Host Hotels & Resorts LP	5.700%	7/1/2034	215	219
[5]	Howard Midstream Energy Partners LLC	6.625%	1/15/2034	15	15
	HPS Corporate Lending Fund	4.900%	9/11/2028	589	576
	HPS Corporate Lending Fund	5.950%	4/14/2032	240	236
[5]	HUB International Ltd.	7.250%	6/15/2030	5	5
[5]	HUB International Ltd.	7.375%	1/31/2032	5	5
	Hudson Pacific Properties LP	3.950%	11/1/2027	2	2
	Hudson Pacific Properties LP	5.950%	2/15/2028	5	5
	Huntington Bancshares Inc.	6.208%	8/21/2029	1,150	1,190
	Huntington Bancshares Inc.	5.709%	2/2/2035	434	445
	Huntington Bancshares Inc.	2.487%	8/15/2036	150	129
	Huntington Bancshares Inc.	5.605%	1/28/2041	410	401
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	368	376
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	308	319
[5]	HUT 8 DC LLC	6.192%	11/15/2042	512	517
	Hyatt Hotels Corp.	5.250%	6/30/2029	45	46
[4]	Indiana Michigan Power Co.	3.750%	7/1/2047	250	185
	Indiana Michigan Power Co.	5.625%	4/1/2053	340	328
	Indiana Michigan Power Co.	5.600%	3/15/2056	280	269
[5]	Ingram Micro Inc.	4.750%	5/15/2029	13	13
	Intel Corp.	2.450%	11/15/2029	1,273	1,185
	Intel Corp.	5.125%	2/10/2030	1,482	1,506
	Intel Corp.	4.650%	6/1/2031	219	218
	Intel Corp.	2.000%	8/12/2031	158	138
	Intel Corp.	5.000%	8/15/2033	174	173
	Intel Corp.	5.300%	5/15/2036	367	366
	Intel Corp.	5.625%	2/10/2043	80	77
	Intel Corp.	3.734%	12/8/2047	266	190
	Intel Corp.	3.050%	8/12/2051	177	109
	Intel Corp.	5.700%	2/10/2053	1,608	1,503
	Intel Corp.	5.600%	2/21/2054	200	186
	Intel Corp.	6.125%	5/15/2056	789	784
	Intel Corp.	5.900%	2/10/2063	60	57
	Intercontinental Exchange Inc.	3.000%	6/15/2050	66	43
	Intercontinental Exchange Inc.	4.950%	6/15/2052	20	18
	Intercontinental Exchange Inc.	3.000%	9/15/2060	50	29
	Intercontinental Exchange Inc.	5.200%	6/15/2062	220	197
	International Business Machines Corp.	4.600%	2/3/2033	704	690
[5]	IQVIA Inc.	6.250%	6/1/2032	15	15
[5]	ITC Holdings Corp.	5.500%	4/15/2036	470	473
	Jabil Inc.	4.750%	2/1/2033	48	47
	Jacobs Engineering Group Inc.	5.900%	3/1/2033	110	113
	Jacobs Solutions Inc.	5.375%	3/3/2036	580	563
	JBS NV	6.750%	3/15/2034	138	150
	JBS NV	6.375%	2/25/2055	1,055	1,043
[5]	Jersey Central Power & Light Co.	5.150%	1/15/2036	470	467
[5]	JetBlue Airways Corp.	9.875%	9/20/2031	74	69
[5]	JH North America Holdings Inc.	5.875%	1/31/2031	5	5
[5]	JH North America Holdings Inc.	6.125%	7/31/2032	5	5
	JPMorgan Chase & Co.	4.851%	7/25/2028	140	141
	JPMorgan Chase & Co.	5.012%	1/23/2030	730	739
	JPMorgan Chase & Co.	5.581%	4/22/2030	1,210	1,244
	JPMorgan Chase & Co.	4.995%	7/22/2030	570	577
	JPMorgan Chase & Co.	4.603%	10/22/2030	470	471
	JPMorgan Chase & Co.	5.140%	1/24/2031	720	733
	JPMorgan Chase & Co.	5.350%	6/1/2034	130	133
	JPMorgan Chase & Co.	4.946%	10/22/2035	1,130	1,117
	JPMorgan Chase & Co.	5.576%	7/23/2036	1,460	1,484
	JPMorgan Chase & Co.	4.810%	10/22/2036	1,385	1,345
	JPMorgan Chase & Co.	4.898%	1/22/2037	770	751
	JPMorgan Chase & Co.	5.193%	2/5/2037	2,870	2,818
	JPMorgan Chase & Co.	5.148%	4/23/2037	1,255	1,248
	JPMorgan Chase & Co.	6.400%	5/15/2038	150	165
[4]	JPMorgan Chase & Co.	3.882%	7/24/2038	62	55
	JPMorgan Chase & Co.	5.534%	11/29/2045	490	484
[5]	KeHE Distributors LLC	9.000%	2/15/2029	19	20
[5]	KeHE Distributors LLC	7.125%	4/30/2033	10	10

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Keybank National Association	5.000%	1/26/2033	100	99
	KeyCorp	6.401%	3/6/2035	110	117
	Keysight Technologies Inc.	4.950%	10/15/2034	266	264
	Kimco Realty OP LLC	4.250%	4/1/2045	75	62
	Kimco Realty OP LLC	3.700%	10/1/2049	70	51
	Kinder Morgan Inc.	5.150%	6/1/2030	430	440
[5]	Kinetik Holdings LP	6.625%	12/15/2028	10	10
[5]	Kinetik Holdings LP	5.875%	6/15/2030	2	2
	KKR & Co. Inc.	5.100%	8/7/2035	116	113
	Kraft Heinz Foods Co.	3.750%	4/1/2030	1,400	1,355
	Kraft Heinz Foods Co.	5.000%	6/4/2042	460	406
	Kraft Heinz Foods Co.	4.375%	6/1/2046	120	94
	Kraft Heinz Foods Co.	4.875%	10/1/2049	27	22
	Kraft Heinz Foods Co.	5.500%	6/1/2050	465	416
	Kroger Co.	5.000%	9/15/2034	295	291
	Kroger Co.	5.150%	8/1/2043	300	277
	Kroger Co.	5.500%	9/15/2054	1,205	1,116
	Kyndryl Holdings Inc.	3.150%	10/15/2031	410	348
	L3Harris Technologies Inc.	5.250%	6/1/2031	1,180	1,209
	L3Harris Technologies Inc.	5.054%	4/27/2045	30	28
[5]	Lamb Weston Holdings Inc.	4.875%	5/15/2028	6	6
[5]	Liberty Mutual Group Inc.	5.250%	5/1/2036	700	688
[5]	LifePoint Health Inc.	7.000%	5/1/2034	10	10
[5]	Light & Wonder International Inc.	6.250%	10/1/2033	10	10
[7]	Linde plc	3.750%	6/4/2044	1,000	1,088
[5]	Lithia Motors Inc.	4.625%	12/15/2027	10	10
[5]	Live Nation Entertainment Inc.	6.500%	5/15/2027	31	31
	Lowe's Cos. Inc.	4.000%	10/15/2028	95	94
	Lowe's Cos. Inc.	4.250%	3/15/2031	295	291
	Lowe's Cos. Inc.	3.750%	4/1/2032	55	52
	Lowe's Cos. Inc.	4.500%	10/15/2032	1,685	1,656
	Lowe's Cos. Inc.	4.850%	10/15/2035	1,925	1,878
	Lowe's Cos. Inc.	4.450%	4/1/2062	190	144
	LYB International Finance III LLC	3.375%	10/1/2040	50	37
	M&T Bank Corp.	7.413%	10/30/2029	316	337
	M&T Bank Corp.	5.179%	7/8/2031	451	456
	M&T Bank Corp.	5.053%	1/27/2034	116	115
	M&T Bank Corp.	5.400%	7/30/2035	299	299
[5]	Magnera Corp.	7.250%	11/15/2031	75	70
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	358	360
	Marathon Petroleum Corp.	5.150%	3/1/2030	800	817
	Marriott International Inc.	4.500%	5/1/2033	950	920
[5]	Mars Inc.	5.000%	3/1/2032	1,290	1,308
[5]	Mars Inc.	5.200%	3/1/2035	1,602	1,615
[5]	Mars Inc.	3.875%	4/1/2039	178	154
[5]	Mars Inc.	5.700%	5/1/2055	1,055	1,026
[5]	Mars Inc.	5.800%	5/1/2065	1,085	1,060
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	75	66
	Marsh & McLennan Cos. Inc.	2.900%	12/15/2051	150	92
	Marsh & McLennan Cos. Inc.	6.250%	11/1/2052	110	115
	Marvell Technology Inc.	5.300%	4/15/2036	394	395
[5]	Matador Resources Co.	6.250%	4/15/2033	2	2
[5]	Matador Resources Co.	6.000%	4/15/2034	10	10
[5]	Match Group Holdings II LLC	4.125%	8/1/2030	75	70
[5]	McAfee Corp.	7.375%	2/15/2030	8	6
	McKesson Corp.	4.950%	5/30/2032	2,405	2,441
[5]	Medline Borrower LP	6.250%	4/1/2029	41	42
[5]	Medline Borrower LP	5.250%	10/1/2029	4	4
	Merck & Co. Inc.	5.550%	12/4/2055	705	679
	Merck & Co. Inc.	5.150%	5/17/2063	160	142
[5]	Meridian Arc Holdco LLC	6.250%	4/30/2031	10	10
	Meta Platforms Inc.	4.200%	11/15/2030	530	524
	Meta Platforms Inc.	4.875%	11/15/2035	824	803
[10]	Meta Platforms Inc.	6.200%	5/15/2046	1,567	1,569
	Meta Platforms Inc.	4.450%	8/15/2052	248	192
	Meta Platforms Inc.	5.400%	8/15/2054	250	222
[10]	Meta Platforms Inc.	6.300%	5/15/2056	1,186	1,188
	Meta Platforms Inc.	4.650%	8/15/2062	42	32
	Meta Platforms Inc.	5.750%	11/15/2065	700	636
	MetLife Inc.	4.125%	8/13/2042	60	50

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	MetLife Inc.	4.875%	11/13/2043	60	54
	MetLife Inc.	5.250%	1/15/2054	60	56
	MGM Resorts International	6.500%	4/15/2032	5	5
	MidAmerican Energy Co.	5.300%	2/1/2055	530	491
[5]	Midcontinent Communications	8.000%	8/15/2032	80	75
[5]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/2032	5	5
[5]	MIWD Holdco II LLC	5.500%	2/1/2030	15	14
	Morgan Stanley	5.173%	1/16/2030	740	750
	Morgan Stanley	4.654%	10/18/2030	740	739
	Morgan Stanley	5.230%	1/15/2031	665	676
[4]	Morgan Stanley	2.511%	10/20/2032	2,220	1,967
	Morgan Stanley	2.943%	1/21/2033	268	241
	Morgan Stanley	5.466%	1/18/2035	120	122
	Morgan Stanley	5.587%	1/18/2036	102	105
	Morgan Stanley	5.664%	4/17/2036	2,000	2,053
[4]	Morgan Stanley	4.892%	10/22/2036	1,317	1,275
	Morgan Stanley	5.073%	1/30/2037	1,769	1,736
	Morgan Stanley	5.296%	4/10/2037	780	776
[4]	Morgan Stanley	3.971%	7/22/2038	90	79
[4]	Morgan Stanley	4.457%	4/22/2039	165	152
	Morgan Stanley	5.314%	1/18/2041	410	399
	Morgan Stanley	6.375%	7/24/2042	150	161
[4]	Morgan Stanley	4.375%	1/22/2047	200	165
	Motorola Solutions Inc.	5.200%	8/15/2032	685	695
	Motorola Solutions Inc.	5.550%	8/15/2035	85	87
	MPLX LP	4.800%	2/15/2029	110	111
	MPT Operating Partnership LP	3.500%	3/15/2031	19	14
[5]	MPT Operating Partnership LP	8.500%	2/15/2032	25	26
[5]	Mueller Water Products Inc.	4.000%	6/15/2029	60	58
	Nasdaq Inc.	5.350%	6/28/2028	112	114
	Nasdaq Inc.	3.950%	3/7/2052	233	172
[5]	Nationwide Financial Services Inc.	3.900%	11/30/2049	65	49
[5]	Nationwide Mutual Insurance Co.	4.350%	4/30/2050	125	95
	Navient Corp.	4.875%	3/15/2028	2	2
	Navient Corp.	9.375%	7/25/2030	3	3
[5]	NCL Corp. Ltd.	7.750%	2/15/2029	75	78
[5]	NCL Corp. Ltd.	5.875%	1/15/2031	5	5
[5]	NCL Corp. Ltd.	6.750%	2/1/2032	20	20
	Nevada Power Co.	6.000%	3/15/2054	180	180
	Nevada Power Co.	6.250%	5/15/2055	220	221
	Newell Brands Inc.	6.375%	9/15/2027	4	4
[5]	Newell Brands Inc.	8.500%	6/1/2028	10	10
	Newell Brands Inc.	6.625%	9/15/2029	10	10
	Newell Brands Inc.	6.375%	5/15/2030	10	10
	Newell Brands Inc.	6.625%	5/15/2032	70	68
	Newell Brands Inc.	7.375%	4/1/2036	6	6
	Newell Brands Inc.	7.500%	4/1/2046	4	3
[5]	Nexstar Media Inc.	6.500%	9/15/2033	30	30
[5]	Nexstar Media Inc.	7.250%	4/15/2034	10	10
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	650	664
	NiSource Inc.	5.250%	3/30/2028	100	101
	NiSource Inc.	5.200%	7/1/2029	700	714
	NiSource Inc.	5.400%	6/30/2033	60	62
	NiSource Inc.	5.350%	4/1/2034	400	408
	NiSource Inc.	4.800%	2/15/2044	630	551
	NiSource Inc.	3.950%	3/30/2048	50	38
	NiSource Inc.	5.850%	4/1/2055	260	253
[5]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	5	5
[5]	Nissan Motor Acceptance Co. LLC	5.550%	9/13/2029	10	10
[5]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	25	25
	Norfolk Southern Corp.	3.050%	5/15/2050	120	77
	Norfolk Southern Corp.	5.950%	3/15/2064	150	149
	Northern States Power Co.	6.250%	6/1/2036	34	37
	Northern States Power Co.	5.650%	5/15/2055	430	420
	Northern Trust Corp.	5.117%	11/19/2040	1,073	1,049
	Northrop Grumman Corp.	5.250%	5/1/2050	545	506
	Novartis Capital Corp.	4.900%	3/18/2036	1,275	1,266
[5]	Novelis Corp.	4.750%	1/30/2030	67	64
[5]	Novelis Corp.	3.875%	8/15/2031	55	50
[5]	NRG Energy Inc.	5.750%	7/15/2029	5	5

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	NRG Energy Inc.	5.750%	1/15/2034	15	15
[5]	NRG Energy Inc.	6.250%	11/1/2034	75	76
[5]	NRG Energy Inc.	6.000%	1/15/2036	20	20
[5]	NRG Energy Inc.	6.125%	5/15/2036	10	10
	Nucor Corp.	4.400%	5/1/2048	70	58
	Nucor Corp.	3.850%	4/1/2052	50	38
	NuStar Logistics LP	6.375%	10/1/2030	20	21
[5]	OAK-Eagle Acquireco Inc.	7.250%	7/1/2033	10	10
[5]	OAK-Eagle Acquireco Inc.	8.750%	7/1/2034	15	16
	Occidental Petroleum Corp.	7.500%	5/1/2031	44	49
	Occidental Petroleum Corp.	6.450%	9/15/2036	925	994
	Occidental Petroleum Corp.	6.600%	3/15/2046	10	10
	Occidental Petroleum Corp.	6.050%	10/1/2054	735	715
	OGE Energy Corp.	5.450%	5/15/2029	150	154
	Ohio Power Co.	5.650%	6/1/2034	500	514
[5]	Olympus Water US Holding Corp.	7.250%	6/15/2031	5	5
[5]	Olympus Water US Holding Corp.	6.750%	8/1/2032	15	15
[5]	Olympus Water US Holding Corp.	7.250%	2/15/2033	40	39
	Omega Healthcare Investors Inc.	3.625%	10/1/2029	336	323
	Omega Healthcare Investors Inc.	3.375%	2/1/2031	185	172
	Omnicom Group Inc.	3.375%	3/1/2041	100	74
[5]	Omnis Funding Trust	6.722%	5/15/2055	350	359
	OneMain Finance Corp.	3.500%	1/15/2027	15	15
	OneMain Finance Corp.	6.125%	5/15/2030	5	5
	OneMain Finance Corp.	6.750%	3/15/2032	5	5
	OneMain Finance Corp.	7.125%	9/15/2032	5	5
	OneMain Finance Corp.	6.500%	3/15/2033	20	20
	OneMain Finance Corp.	6.750%	9/15/2033	15	15
	Oracle Corp.	4.800%	8/3/2028	700	699
	Oracle Corp.	4.550%	2/4/2029	318	314
	Oracle Corp.	4.450%	9/26/2030	2,279	2,198
	Oracle Corp.	4.950%	2/4/2031	331	324
	Oracle Corp.	4.800%	9/26/2032	231	220
	Oracle Corp.	5.350%	5/4/2033	1,318	1,281
	Oracle Corp.	5.200%	9/26/2035	625	582
	Oracle Corp.	5.700%	2/4/2036	1,305	1,253
	Oracle Corp.	3.600%	4/1/2040	430	310
	Oracle Corp.	3.650%	3/25/2041	150	106
	Oracle Corp.	5.875%	9/26/2045	313	270
	Oracle Corp.	6.550%	2/4/2046	517	480
	Oracle Corp.	3.850%	4/1/2060	1,793	1,036
[5]	Organon & Co.	4.125%	4/30/2028	13	13
[5]	Organon & Co.	6.750%	5/15/2034	15	16
[5]	Outfront Media Capital LLC	7.375%	2/15/2031	3	3
[5]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	21	20
[5]	Owens-Brockway Glass Container Inc.	7.375%	6/1/2032	9	9
	Pacific Gas & Electric Co.	3.000%	6/15/2028	100	97
	Pacific Gas & Electric Co.	5.550%	5/15/2029	970	992
	Pacific Gas & Electric Co.	2.500%	2/1/2031	140	126
	Pacific Gas & Electric Co.	6.150%	1/15/2033	130	136
	Pacific Gas & Electric Co.	5.200%	5/1/2036	340	331
	Pacific Gas & Electric Co.	4.500%	7/1/2040	430	370
	Pacific Gas & Electric Co.	4.750%	2/15/2044	40	33
	Pacific Gas & Electric Co.	3.500%	8/1/2050	100	66
	Pacific Gas & Electric Co.	6.000%	5/1/2056	490	466
[5]	Panther Escrow Issuer LLC	7.125%	6/1/2031	10	10
	Paramount Global	4.200%	6/1/2029	15	14
	Paramount Global	4.950%	1/15/2031	10	9
	Paramount Global	4.200%	5/19/2032	15	13
	Paramount Global	6.875%	4/30/2036	15	14
	Paramount Global	4.375%	3/15/2043	35	22
[5]	Pattern Energy Operations LP	4.500%	8/15/2028	72	71
	Paychex Inc.	5.350%	4/15/2032	150	151
	PECO Energy Co.	4.150%	10/1/2044	130	106
[5]	Penn Entertainment Inc.	5.625%	1/15/2027	5	5
[5]	Penske Truck Leasing Co. LP	6.050%	8/1/2028	155	159
[5]	Penske Truck Leasing Co. LP	6.200%	6/15/2030	56	59
	PepsiCo Inc.	4.200%	7/18/2052	25	20
[5]	Performance Food Group Inc.	6.125%	9/15/2032	10	10
[5]	Performance Food Group Inc.	5.625%	3/1/2034	10	10

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/2043	260	245
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	400	370
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/2063	155	140
	Philip Morris International Inc.	5.125%	2/15/2030	105	107
	Philip Morris International Inc.	4.250%	10/29/2032	1,380	1,340
	Philip Morris International Inc.	5.750%	11/17/2032	224	236
	Philip Morris International Inc.	5.375%	2/15/2033	165	170
	Philip Morris International Inc.	4.875%	4/30/2035	1,535	1,517
	Philip Morris International Inc.	4.250%	11/10/2044	440	365
	Phillips Edison Grocery Center Operating Partnership I LP	4.750%	3/15/2033	680	667
	Pinnacle Bank	5.625%	2/15/2028	250	252
	Pinnacle Bank	5.957%	1/15/2036	263	261
	Pinnacle Financial Partners Inc.	6.168%	11/1/2030	635	651
	Pinnacle West Capital Corp.	4.900%	5/15/2028	220	222
	Pioneer Natural Resources Co.	1.900%	8/15/2030	150	135
	Plains All American Pipeline LP	4.700%	1/15/2031	150	150
	Plains All American Pipeline LP	5.600%	1/15/2036	200	200
	Plains All American Pipeline LP	4.900%	2/15/2045	30	26
	PNC Financial Services Group Inc.	5.492%	5/14/2030	1,400	1,438
	PNC Financial Services Group Inc.	5.068%	1/24/2034	390	391
	PNC Financial Services Group Inc.	5.939%	8/18/2034	160	168
	PNC Financial Services Group Inc.	6.875%	10/20/2034	585	647
	PNC Financial Services Group Inc.	5.676%	1/22/2035	700	721
	PNC Financial Services Group Inc.	5.575%	1/29/2036	840	858
	PNC Financial Services Group Inc.	5.423%	1/25/2041	540	529
[5]	Post Holdings Inc.	6.250%	2/15/2032	5	5
[5]	Post Holdings Inc.	6.375%	3/1/2033	6	6
[5]	Post Holdings Inc.	6.250%	10/15/2034	5	5
[5]	Post Holdings Inc.	6.500%	3/15/2036	15	15
[5,10]	PR RNO Property Owner 1 LLC	6.500%	5/1/2031	30	30
	Progressive Corp.	4.600%	3/26/2031	70	70
	Progressive Corp.	5.150%	3/26/2036	350	350
[4]	Prudential Financial Inc.	4.350%	2/25/2050	65	52
[4]	Prudential Financial Inc.	3.700%	3/13/2051	70	50
	Prudential Financial Inc.	6.500%	3/15/2054	130	134
[5]	PSEG Power LLC	5.200%	5/15/2030	1,115	1,132
	Public Service Co. of Colorado	5.050%	6/15/2036	590	579
	Public Service Co. of Colorado	4.050%	9/15/2049	230	176
[4]	Public Service Electric & Gas Co.	3.600%	12/1/2047	100	73
[4]	Public Service Electric & Gas Co.	5.125%	3/15/2053	160	146
[4]	Public Service Electric & Gas Co.	5.625%	1/1/2056	450	441
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	1,010	1,028
	Public Service Enterprise Group Inc.	5.400%	3/15/2035	300	303
[5]	Qnity Electronics Inc.	5.750%	8/15/2032	25	25
[10]	Quest Diagnostics Inc.	5.000%	6/30/2036	630	619
[5]	Quikrete Holdings Inc.	6.375%	3/1/2032	15	15
[5]	Quikrete Holdings Inc.	6.750%	3/1/2033	30	30
[5]	Radiology Partners Inc.	8.500%	7/15/2032	15	15
[5]	Range Resources Corp.	4.750%	2/15/2030	70	69
[5]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	5	5
[5]	RD Michigan Property Owner I LLC	7.500%	3/30/2045	678	679
	Realty Income Corp.	4.850%	3/15/2030	165	167
[4]	Realty Income Corp.	4.750%	4/15/2033	850	840
	Regions Financial Corp.	5.722%	6/6/2030	950	976
[5]	RHP Hotel Properties LP	6.500%	4/1/2032	5	5
[5]	RHP Hotel Properties LP	6.500%	6/15/2033	5	5
[5]	RHP Hotel Properties LP	5.750%	3/15/2034	5	5
[5]	Rivers Enterprise Borrower LLC	6.250%	10/15/2030	8	8
[5]	Rocket Cos. Inc.	6.500%	8/1/2029	5	5
[5]	Rocket Cos. Inc.	6.125%	8/1/2030	10	10
[5]	Rocket Cos. Inc.	7.125%	2/1/2032	1	1
[5]	Rocket Cos. Inc.	6.375%	8/1/2033	95	96
[5]	Rocket Mortgage LLC	2.875%	10/15/2026	9	9
[5]	Rocket Mortgage LLC	3.875%	3/1/2031	10	9
[5]	Rocket Software Inc.	9.000%	11/28/2028	10	10
[5]	Rocket Software Inc.	6.500%	2/15/2029	70	62
[5]	Rockies Express Pipeline LLC	4.950%	7/15/2029	2	2
[5]	Rockies Express Pipeline LLC	6.750%	3/15/2033	3	3
[5]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	5	5
	RPM International Inc.	4.550%	3/1/2029	115	115

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	RTX Corp.	2.375%	3/15/2032	1,200	1,061
	RTX Corp.	4.875%	10/15/2040	557	526
	RTX Corp.	6.400%	3/15/2054	983	1,058
[5]	Ryan Specialty LLC	4.375%	2/1/2030	70	68
[5]	Ryan Specialty LLC	5.875%	8/1/2032	13	13
	Ryder System Inc.	4.300%	12/1/2030	265	262
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	889	888
	Sabra Health Care LP	3.900%	10/15/2029	1	1
	Sabra Health Care LP	3.200%	12/1/2031	320	289
	Salesforce Inc.	4.900%	9/15/2031	1,000	997
	Salesforce Inc.	5.550%	3/15/2036	800	798
	Salesforce Inc.	6.550%	3/15/2056	106	105
	San Diego Gas & Electric Co.	5.550%	4/15/2054	140	133
	SBA Communications Corp.	3.125%	2/1/2029	17	16
[5]	Scripps Escrow II Inc.	3.875%	1/15/2029	5	5
[5]	Service Properties Trust	0.000%	9/30/2027	5	5
	Service Properties Trust	3.950%	1/15/2028	7	7
	Service Properties Trust	8.875%	6/15/2032	15	15
[4]	Shell Finance US Inc.	4.375%	5/11/2045	70	59
[4]	Shell Finance US Inc.	3.750%	9/12/2046	141	108
	Sherwin-Williams Co.	4.500%	6/1/2047	80	67
[5]	Shift4 Payments LLC	6.750%	8/15/2032	16	16
[5]	Sirius XM Radio LLC	5.000%	8/1/2027	10	10
[5]	Six Flags Entertainment Corp.	8.625%	1/15/2032	5	5
[5]	Six Flags Entertainment Corp.	6.625%	5/1/2032	5	5
	Sixth Street Lending Partners	6.125%	7/15/2030	530	533
[5]	SM Energy Co.	6.750%	8/1/2029	5	5
[5]	SM Energy Co.	8.625%	11/1/2030	35	37
[5]	SM Energy Co.	8.750%	7/1/2031	11	12
[5]	SM Energy Co.	7.000%	8/1/2032	21	22
[5]	SM Energy Co.	9.625%	6/15/2033	25	28
[5]	SM Energy Co.	6.625%	4/15/2034	15	15
	Southern California Edison Co.	5.650%	10/1/2028	600	613
[4]	Southern California Edison Co.	4.200%	3/1/2029	100	99
	Southern California Edison Co.	5.450%	6/1/2031	1,140	1,166
	Southern California Edison Co.	4.800%	3/15/2033	680	666
	Southern California Edison Co.	4.500%	9/1/2040	50	43
[4]	Southern California Edison Co.	3.900%	3/15/2043	50	38
	Southern California Edison Co.	4.000%	4/1/2047	50	37
	Southern California Gas Co.	3.750%	9/15/2042	50	39
	Southern Co.	5.700%	10/15/2032	100	105
	Southern Co.	4.400%	7/1/2046	30	25
[7]	Southern Co.	1.875%	9/15/2081	1,717	1,955
[4]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	130	129
[4]	Southern Power Co.	4.250%	10/1/2030	170	168
	Southwest Airlines Co.	2.625%	2/10/2030	68	63
	Southwestern Electric Power Co.	5.200%	4/1/2036	570	562
	Sprint Capital Corp.	6.875%	11/15/2028	1,900	2,006
	Sprint Capital Corp.	8.750%	3/15/2032	78	93
[5]	SS&C Technologies Inc.	5.500%	9/30/2027	19	19
[5]	Standard Building Solutions Inc.	6.500%	8/15/2032	5	5
[5]	Standard Building Solutions Inc.	6.250%	8/1/2033	15	15
[5]	Star Parent Inc.	9.000%	10/1/2030	8	8
	Starbucks Corp.	3.500%	11/15/2050	125	86
[5]	Starwood Property Trust Inc.	6.000%	4/15/2030	80	81
[5]	Starwood Property Trust Inc.	6.500%	10/15/2030	5	5
	State Street Corp.	4.784%	10/23/2036	703	686
	State Street Corp.	5.094%	4/24/2037	530	525
[5]	Stellantis Financial Services US Corp.	4.950%	9/15/2028	1,115	1,111
[4,7]	Stellantis NV	2.750%	4/1/2032	500	533
[4,7]	Stellantis NV	4.625%	6/6/2035	1,900	2,161
	Stryker Corp.	5.200%	2/10/2035	25	25
	Sumisho Air Lease Corp.	4.625%	10/1/2028	20	20
[5]	Sumisho Air Lease Corp.	4.850%	3/24/2031	1,280	1,269
[5]	Sumisho Air Lease Corp.	5.500%	3/24/2036	100	99
	Sun Communities Operating LP	2.300%	11/1/2028	200	189
[5]	Sunoco LP	7.000%	9/15/2028	10	10
[5]	Sunoco LP	5.625%	3/15/2031	10	10
[5]	Sunoco LP	5.375%	7/15/2031	5	5
[5]	Sunoco LP	5.625%	7/15/2034	10	10

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Sunoco LP	7.875%	Perpetual	15	16
[5]	SV RNO Property Owner 1 LLC	5.875%	3/1/2031	15	15
	Sysco Corp.	4.400%	7/25/2031	65	64
[5]	Talen Energy Supply LLC	6.250%	2/1/2034	15	15
[5]	Talen Energy Supply LLC	6.500%	2/1/2036	10	10
[5]	Tallgrass Energy Partners LP	7.375%	2/15/2029	70	72
[5]	Tallgrass Energy Partners LP	6.000%	12/31/2030	7	7
[5]	Tallgrass Energy Partners LP	6.750%	3/15/2034	15	15
	Targa Resources Corp.	6.150%	3/1/2029	310	323
	Targa Resources Corp.	6.125%	3/15/2033	153	162
	Targa Resources Corp.	6.500%	3/30/2034	600	651
	Targa Resources Corp.	6.500%	2/15/2053	28	29
	Tenet Healthcare Corp.	4.250%	6/1/2029	13	13
	Tenet Healthcare Corp.	4.375%	1/15/2030	5	5
	Tenet Healthcare Corp.	6.750%	5/15/2031	10	10
[5]	Tenet Healthcare Corp.	5.500%	11/15/2032	20	20
	Thermo Fisher Scientific Inc.	4.215%	2/12/2031	815	806
	Thermo Fisher Scientific Inc.	4.902%	2/12/2036	160	158
[9]	Time Warner Cable LLC	5.750%	6/2/2031	3,500	4,672
	Time Warner Cable LLC	5.875%	11/15/2040	343	310
	Time Warner Cable LLC	4.500%	9/15/2042	75	56
	T-Mobile USA Inc.	3.375%	4/15/2029	245	238
	Toll Brothers Finance Corp.	3.800%	11/1/2029	65	63
[5]	TopBuild Corp.	3.625%	3/15/2029	5	5
[5]	TopBuild Corp.	4.125%	2/15/2032	5	5
[5]	TopBuild Corp.	5.625%	1/31/2034	10	10
[4]	Toyota Motor Credit Corp.	4.200%	1/10/2031	765	756
[5]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	410	416
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/2028	5	5
	Transcontinental Gas Pipe Line Co. LLC	5.750%	3/15/2056	550	535
[5]	TransDigm Inc.	6.750%	8/15/2028	3	3
[5]	TransDigm Inc.	6.375%	3/1/2029	18	18
[5]	TransDigm Inc.	7.125%	12/1/2031	7	7
[5]	TransDigm Inc.	6.625%	3/1/2032	2	2
[5]	TransDigm Inc.	6.375%	5/31/2033	35	35
[5]	TransDigm Inc.	6.125%	7/31/2034	20	20
[5]	Transocean International Ltd.	8.250%	5/15/2029	5	5
[5]	Transocean International Ltd.	8.750%	2/15/2030	50	53
[5]	Transocean International Ltd.	8.500%	5/15/2031	7	7
[5]	Transocean International Ltd.	7.875%	10/15/2032	5	5
[4]	Truist Financial Corp.	5.071%	5/20/2031	1,205	1,219
[4]	Truist Financial Corp.	4.964%	10/23/2036	250	241
	Tyson Foods Inc.	4.950%	2/20/2036	95	93
	Uber Technologies Inc.	4.300%	1/15/2030	185	184
	Uber Technologies Inc.	4.150%	1/15/2031	1,325	1,298
	Uber Technologies Inc.	4.800%	9/15/2034	230	225
	Uber Technologies Inc.	4.800%	9/15/2035	520	506
	Uber Technologies Inc.	5.350%	9/15/2054	650	599
[5]	UKG Inc.	6.875%	2/1/2031	10	10
	Union Electric Co.	4.000%	4/1/2048	65	50
	Union Electric Co.	3.250%	10/1/2049	75	50
	Union Electric Co.	3.900%	4/1/2052	150	112
	Union Electric Co.	5.250%	1/15/2054	250	229
	Union Pacific Corp.	3.250%	2/5/2050	270	184
	Union Pacific Corp.	3.839%	3/20/2060	35	25
	United Airlines Holdings Inc.	4.875%	3/1/2029	10	10
	United Airlines Holdings Inc.	5.375%	3/1/2031	5	5
[5]	United Airlines Inc.	4.625%	4/15/2029	35	35
[4]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/2027	19	19
	UnitedHealth Group Inc.	5.350%	2/15/2033	100	103
	UnitedHealth Group Inc.	4.500%	4/15/2033	275	269
	UnitedHealth Group Inc.	5.000%	4/15/2034	30	30
	UnitedHealth Group Inc.	5.300%	6/15/2035	150	153
	UnitedHealth Group Inc.	2.750%	5/15/2040	100	73
	UnitedHealth Group Inc.	4.375%	3/15/2042	215	186
	UnitedHealth Group Inc.	3.250%	5/15/2051	100	66
	UnitedHealth Group Inc.	5.375%	4/15/2054	265	245
	UnitedHealth Group Inc.	6.050%	2/15/2063	200	201
	UnitedHealth Group Inc.	5.200%	4/15/2063	715	627
[5]	Univision Communications Inc.	4.500%	5/1/2029	2	2

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Univision Communications Inc.	7.375%	6/30/2030	18	18
[5]	Univision Communications Inc.	8.500%	7/31/2031	70	71
[5]	Univision Communications Inc.	8.875%	4/15/2033	15	15
	US Bancorp	5.775%	6/12/2029	350	359
	US Bancorp	5.384%	1/23/2030	190	195
	US Bancorp	5.083%	5/15/2031	651	661
[4]	US Bancorp	4.967%	7/22/2033	25	25
	US Bancorp	5.850%	10/21/2033	342	359
	US Bancorp	4.839%	2/1/2034	220	218
	US Bancorp	5.836%	6/12/2034	276	288
[5]	US Foods Inc.	6.875%	9/15/2028	2	2
[5]	US Foods Inc.	4.750%	2/15/2029	9	9
[5]	US Foods Inc.	5.750%	4/15/2033	5	5
[5]	UWM Holdings LLC	6.625%	2/1/2030	5	5
[5]	Vail Resorts Inc.	5.625%	7/15/2030	15	15
[5]	Vail Resorts Inc.	6.500%	5/15/2032	13	13
[5]	Valaris Ltd.	8.375%	4/30/2030	14	15
[5]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	5	5
[5]	Venture Global LNG Inc.	9.500%	2/1/2029	12	13
[5]	Venture Global LNG Inc.	8.375%	6/1/2031	16	17
[5]	Venture Global LNG Inc.	9.875%	2/1/2032	25	27
[5]	Venture Global Plaquemines LNG LLC	6.125%	12/15/2030	5	5
[5]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	8	8
[5]	Venture Global Plaquemines LNG LLC	6.500%	6/15/2034	41	43
[5]	Venture Global Plaquemines LNG LLC	6.750%	1/15/2036	15	16
	Verisk Analytics Inc.	5.500%	6/15/2045	100	93
	Verizon Communications Inc.	1.500%	9/18/2030	285	251
	Verizon Communications Inc.	4.750%	1/15/2033	688	679
	Verizon Communications Inc.	4.400%	11/1/2034	730	693
	Verizon Communications Inc.	5.250%	3/16/2037	170	168
	Verizon Communications Inc.	4.812%	3/15/2039	110	102
	Verizon Communications Inc.	2.650%	11/20/2040	75	53
	Verizon Communications Inc.	3.400%	3/22/2041	560	430
	Verizon Communications Inc.	3.875%	3/1/2052	130	95
	Verizon Communications Inc.	2.987%	10/30/2056	1,240	722
[4]	Virginia Electric & Power Co.	4.200%	5/15/2045	150	121
	Virginia Electric & Power Co.	5.450%	4/1/2053	100	93
	Virginia Electric & Power Co.	5.350%	1/15/2054	350	322
[5]	Vistra Operations Co. LLC	5.000%	7/31/2027	8	8
[5]	Vistra Operations Co. LLC	4.300%	10/15/2028	810	801
[5]	Vistra Operations Co. LLC	7.750%	10/15/2031	3	3
[5]	Vistra Operations Co. LLC	5.250%	4/30/2033	1,060	1,056
	VMware LLC	1.800%	8/15/2028	400	378
	VMware LLC	4.700%	5/15/2030	130	131
	VMware LLC	2.200%	8/15/2031	220	195
	Walmart Inc.	4.450%	4/30/2033	820	816
	Walmart Inc.	4.750%	4/30/2036	720	715
	Walt Disney Co.	6.650%	11/15/2037	70	79
	Walt Disney Co.	2.750%	9/1/2049	45	28
[5]	Wayfair LLC	7.250%	10/31/2029	3	3
	WEC Energy Group Inc.	1.800%	10/15/2030	800	708
[4]	Wells Fargo & Co.	2.393%	6/2/2028	340	333
[4]	Wells Fargo & Co.	3.350%	3/2/2033	400	368
	Wells Fargo & Co.	5.389%	4/24/2034	250	254
[4]	Wells Fargo & Co.	5.557%	7/25/2034	1,084	1,113
	Wells Fargo & Co.	4.960%	1/23/2037	1,610	1,568
[4]	Wells Fargo & Co.	3.068%	4/30/2041	320	241
	Wells Fargo & Co.	5.375%	11/2/2043	90	84
[4]	Wells Fargo & Co.	4.400%	6/14/2046	60	48
[4]	Wells Fargo & Co.	5.013%	4/4/2051	80	71
[4]	Wells Fargo & Co.	4.611%	4/25/2053	50	41
[4]	Wells Fargo Bank NA	6.600%	1/15/2038	100	109
[5]	WESCO Distribution Inc.	6.375%	3/15/2029	10	10
[5]	WESCO Distribution Inc.	5.250%	4/15/2031	5	5
[5]	WESCO Distribution Inc.	6.625%	3/15/2032	5	5
[5]	WESCO Distribution Inc.	6.375%	3/15/2033	10	10
[5]	WESCO Distribution Inc.	5.500%	4/15/2034	5	5
	Western Midstream Operating LP	4.500%	3/1/2028	49	49
	Western Midstream Operating LP	4.750%	8/15/2028	104	104
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	590	597

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	WEX Inc.	6.500%	3/15/2033	10	10
	Whirlpool Corp.	6.125%	6/15/2030	10	10
	Whirlpool Corp.	6.500%	6/15/2033	35	34
	Williams Cos. Inc.	5.300%	8/15/2028	225	229
	Williams Cos. Inc.	4.800%	11/15/2029	425	429
	Williams Cos. Inc.	4.650%	8/15/2032	80	79
	Williams Cos. Inc.	5.150%	3/15/2036	1,030	1,014
	Williams Cos. Inc.	6.300%	4/15/2040	65	69
	Willis North America Inc.	2.950%	9/15/2029	85	81
	Wisconsin Power & Light Co.	5.700%	12/15/2055	310	300
[7]	WP Carey Inc.	3.750%	5/10/2035	2,100	2,351
[5]	WR Grace Holdings LLC	5.625%	8/15/2029	5	5
[5]	WR Grace Holdings LLC	7.375%	3/1/2031	4	4
[5]	WR Grace Holdings LLC	7.000%	8/1/2033	3	3
[5]	WULF Compute LLC	7.750%	10/15/2030	17	18
[5]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/2028	15	15
[5]	Wyndham Hotels & Resorts Inc.	5.625%	3/1/2033	10	10
[5]	XHR LP	4.875%	6/1/2029	5	5
[5]	XHR LP	6.625%	5/15/2030	5	5
[5]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	70	69
[5]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	10	10
[5]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	5	5
	Zoetis Inc.	4.700%	2/1/2043	129	115
	Zoetis Inc.	3.950%	9/12/2047	70	55
					400,330
Zambia (0.0%)
[5]	First Quantum Minerals Ltd.	8.000%	3/1/2033	45	47
[5]	First Quantum Minerals Ltd.	7.250%	2/15/2034	5	5
					52
Total Corporate Bonds (Cost $737,856)					737,156
Floating Rate Loan Interests (0.0%)
Ireland (0.0%)
[8]	Setanta Aircraft Leasing DAC First Lien Term Loan B, TSFR3M + 1.750%	5.450%	11/6/2028	31	31
United States (0.0%)
[8]	AAdvantage Loyalty IP Ltd. First Lien Term Loan, TSFR3M + 2.250%	5.925%	4/20/2028	6	6
[8]	Bausch + Lomb Corp. First Lien Refinancing Term Loan, TSFR1M + 3.750%	7.402%	1/15/2031	5	5
[8]	Endo Finance Holdings LP First Lien Refinancing Term Loan, TSFR1M + 3.750%	7.418%	4/23/2031	3	4
[8]	McAfee Corp. First Lien Term Loan B-1, TSFR1M + 3.000%	6.652%	3/1/2029	10	8
					23
Total Floating Rate Loan Interests (Cost $55)					54
Sovereign Bonds (20.9%)
Argentina (0.0%)
[4]	Argentine Republic	0.750%	7/9/2030	335	289
Australia (0.4%)
[7]	Queensland Treasury Corp.	3.250%	5/21/2035	1,019	1,173
[7]	Treasury Corp. of Victoria	3.625%	9/29/2040	2,516	2,882
					4,055
Belgium (0.1%)
[4]	Kingdom of Belgium	4.875%	6/10/2055	1,286	1,143
Bermuda (0.1%)
[4]	Bermuda	5.000%	7/15/2032	500	503
Bulgaria (0.1%)
[7]	Bulgarian Energy Holding EAD	4.250%	6/19/2030	700	811
Canada (0.9%)
[13]	Canadian Government Bond	3.500%	12/1/2045	536	378
[13]	Canadian Government Bond	2.750%	12/1/2048	474	290
[13]	Canadian Government Bond	1.750%	12/1/2053	573	267
[4,5]	OMERS Finance Trust	4.000%	7/22/2031	1,147	1,136
	Province of British Columbia	4.050%	4/23/2031	6,298	6,256
					8,327

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Chile (0.1%)
[4]	Corp. Nacional del Cobre de Chile	5.950%	1/8/2034	467	483
[4]	Empresa Nacional del Petroleo	5.250%	11/6/2029	452	457
[4]	Empresa Nacional del Petroleo	3.450%	9/16/2031	200	184
					1,124
Cyprus (0.3%)
[4,7]	Republic of Cyprus	3.250%	1/28/2036	2,846	3,256
Dominican Republic (0.4%)
[4]	Dominican Republic	5.950%	1/25/2027	935	941
[4]	Dominican Republic	5.500%	2/22/2029	150	150
[4]	Dominican Republic	4.500%	1/30/2030	1,465	1,410
[4]	Dominican Republic	4.875%	9/23/2032	1,050	992
					3,493
France (0.9%)
[4]	Agence Francaise de Developpement	4.125%	2/4/2031	3,800	3,757
[7]	Caisse d'Amortissement de la Dette Sociale	2.375%	9/24/2028	3,600	4,174
[4,5]	Caisse d'Amortissement de la Dette Sociale	4.000%	2/12/2031	956	944
[4,5]	Electricite de France SA	5.700%	5/23/2028	315	322
					9,197
Germany (2.0%)
[4,7]	Federal Republic of Germany	2.100%	4/12/2029	100	116
[7]	Federal Republic of Germany	1.700%	8/15/2032	5,032	5,534
[7]	Federal Republic of Germany	2.500%	11/15/2032	70	80
[7]	Federal Republic of Germany	2.600%	8/15/2035	1,613	1,830
[7]	Federal Republic of Germany	4.750%	7/4/2040	1,603	2,186
[4,7]	Federal Republic of Germany	2.600%	5/15/2041	1,845	1,971
[7]	Federal Republic of Germany	3.250%	7/4/2042	2,047	2,358
[7]	Federal Republic of Germany	2.500%	7/4/2044	1,188	1,217
[7]	Federal Republic of Germany	2.500%	8/15/2046	1,003	1,011
[7]	Federal Republic of Germany	1.250%	8/15/2048	1,369	1,049
[4,7]	Federal Republic of Germany	0.000%	8/15/2050	2,211	1,118
[4,7]	Federal Republic of Germany	1.800%	8/15/2053	378	310
[7]	Federal Republic of Germany	2.900%	8/15/2056	506	523
					19,303
Greece (0.3%)
[5,7]	Hellenic Republic	3.375%	6/16/2036	761	862
[5,7]	Hellenic Republic	4.375%	7/18/2038	607	738
[7]	Hellenic Republic	4.200%	1/30/2042	213	250
[5,7]	Hellenic Republic	4.125%	6/15/2054	752	834
					2,684
Guatemala (0.1%)
[4]	Republic of Guatemala	4.900%	6/1/2030	687	683
Hungary (0.9%)
[4,7,14]	Magyar Export-Import Bank Zrt.	6.000%	5/16/2029	3,883	4,832
[4]	Republic of Hungary	6.250%	9/22/2032	404	431
[7]	Republic of Hungary	4.250%	5/26/2033	1,841	2,191
[4,7]	Republic of Hungary	5.375%	9/12/2033	182	230
[4]	Republic of Hungary	6.000%	9/26/2035	210	218
[4]	Republic of Hungary	6.750%	9/23/2055	600	643
					8,545
Iceland (0.2%)
[7]	Republic of Iceland	2.625%	5/27/2030	1,992	2,289
Indonesia (0.9%)
[4]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/2027	200	199
[4]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/2028	800	809
[7]	Republic of Indonesia	1.450%	9/18/2026	545	635
[7]	Republic of Indonesia	1.100%	3/12/2033	230	220
[7]	Republic of Indonesia	3.750%	10/16/2033	6,380	7,247
					9,110
Israel (0.4%)
[4]	State of Israel	5.375%	2/19/2030	720	733
[4]	State of Israel	4.500%	1/13/2031	3,115	3,065
[4]	State of Israel	5.750%	3/12/2054	520	490
					4,288

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Italy (1.2%)
[4,5]	Cassa Depositi e Prestiti SpA	5.875%	4/30/2029	2,944	3,062
[4]	Cassa Depositi e Prestiti SpA	5.875%	4/30/2029	2,059	2,142
[4,5]	Cassa Depositi e Prestiti SpA	4.375%	10/1/2030	4,253	4,207
[4]	Cassa Depositi e Prestiti SpA	4.375%	10/1/2030	1,987	1,966
					11,377
Japan (0.1%)
[4,15]	Japan	0.400%	3/20/2050	420,350	1,316
Kazakhstan (0.1%)
[4]	Development Bank of Kazakhstan JSC	5.500%	4/15/2027	281	283
[4,5]	Republic of Kazakhstan	4.412%	10/28/2030	711	701
					984
Latvia (0.1%)
[4]	Republic of Latvia	5.125%	7/30/2034	565	568
Lithuania (0.8%)
[4,7]	Republic of Lithuania	3.625%	3/10/2036	6,989	8,047
Luxembourg (0.3%)
[7]	State of the Grand-Duchy of Luxembourg	2.900%	9/17/2035	2,504	2,859
Mexico (1.2%)
	Petroleos Mexicanos	8.750%	6/2/2029	2,789	2,985
	Petroleos Mexicanos	6.840%	1/23/2030	476	484
[4]	United Mexican States	4.750%	4/27/2032	1,404	1,356
[4]	United Mexican States	5.850%	7/2/2032	1,754	1,785
[4]	United Mexican States	5.375%	3/22/2033	1,009	992
[4]	United Mexican States	4.875%	5/19/2033	478	456
[4]	United Mexican States	3.500%	2/12/2034	3,323	2,849
[4]	United Mexican States	6.875%	5/13/2037	465	492
[7]	United Mexican States	5.125%	3/19/2038	185	213
[4]	United Mexican States	3.771%	5/24/2061	280	169
					11,781
Morocco (0.3%)
[4]	Kingdom of Morocco	2.375%	12/15/2027	1,250	1,208
[4]	OCP SA	6.100%	4/30/2030	1,662	1,698
					2,906
Nigeria (0.0%)
[4,5]	Federal Republic of Nigeria	8.631%	1/13/2036	292	320
Oman (0.3%)
[4]	Oman Government Bond	4.750%	6/15/2026	405	405
[4]	Oman Government Bond	6.750%	10/28/2027	1,990	2,053
					2,458
Panama (0.2%)
[4]	Republic of Panama	2.252%	9/29/2032	1,850	1,564
[4]	Republic of Panama	5.227%	2/23/2034	654	653
					2,217
Paraguay (0.1%)
[4,5]	Paraguay Government Bond	6.650%	3/4/2055	846	893
Peru (0.2%)
[4]	Republic of Peru	2.783%	1/23/2031	2,000	1,839
Philippines (0.1%)
[7]	Republic of the Philippines	3.625%	2/4/2032	746	865
Poland (0.2%)
[4]	Republic of Poland	6.125%	4/14/2056	2,260	2,267
Portugal (0.1%)
[4,5,7]	Portuguese Republic	3.625%	6/12/2054	1,154	1,258
Romania (0.6%)
[4,7]	Republic of Romania	5.375%	3/22/2031	835	997
[4,7]	Republic of Romania	2.124%	7/16/2031	896	915

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,7]	Republic of Romania	5.125%	9/24/2031	140	165
[4,7]	Republic of Romania	5.875%	7/11/2032	130	156
[4]	Republic of Romania	7.125%	1/17/2033	590	626
[4,7]	Republic of Romania	5.375%	6/7/2033	670	772
[4]	Republic of Romania	6.375%	1/30/2034	148	149
[4,5]	Republic of Romania	5.750%	7/4/2036	1,777	1,674
					5,454
Saudi Arabia (1.0%)
[4,5]	Kingdom of Saudi Arabia	5.875%	1/12/2056	6,616	6,348
[4]	Kingdom of Saudi Arabia	3.450%	2/2/2061	309	193
[4]	KSA Sukuk Ltd.	4.303%	1/19/2029	2,007	1,993
[4]	Saudi Arabian Oil Co.	3.500%	4/16/2029	316	306
[4,5]	Saudi Arabian Oil Co.	4.375%	2/2/2031	994	975
					9,815
Serbia (0.3%)
[4,7]	Serbia International Bond	3.125%	5/15/2027	762	892
[4,7]	Serbia International Bond	1.500%	6/26/2029	1,715	1,857
[4]	Serbia International Bond	2.125%	12/1/2030	200	175
					2,924
Slovakia (0.5%)
[7]	Slovakia Government Bond	3.750%	2/27/2040	2,513	2,850
[7]	Slovakia Government Bond	4.125%	2/19/2046	1,470	1,688
					4,538
South Africa (0.4%)
[16]	Eskom Holdings	4.314%	7/23/2027	1,940	1,915
[4,17]	Republic of South Africa	6.250%	3/31/2036	25,960	1,286
[4]	Republic of South Africa	5.750%	9/30/2049	247	199
[4,5]	Republic of South Africa	7.250%	12/11/2055	686	646
					4,046
Spain (1.1%)
[7]	Adif Alta Velocidad	3.125%	1/31/2030	1,700	1,989
[7]	Adif Alta Velocidad	3.625%	4/30/2035	2,100	2,441
[7]	City of Madrid Spain	3.360%	10/31/2035	3,040	3,478
[4,7]	Junta de Andalucia	3.450%	4/30/2036	1,902	2,195
[5,7]	Kingdom of Spain	3.950%	10/31/2056	528	593
					10,696
Supranational (2.9%)
[4,5]	Central American Bank for Economic Integration	3.750%	1/22/2029	3,221	3,188
	Corp. Andina de Fomento	5.000%	1/24/2029	1,560	1,593
	Corp. Andina de Fomento	4.625%	1/15/2036	4,062	4,000
[4,7]	European Union	2.500%	10/14/2030	14,874	17,146
[4,7]	European Union	0.300%	11/4/2050	2,805	1,466
[4,7]	European Union	0.700%	7/6/2051	2,079	1,166
					28,559
Turkiye (0.1%)
	Republic of Turkiye	6.375%	5/22/2031	482	478
[4]	Republic of Turkiye	7.125%	2/12/2032	337	344
	Republic of Turkiye	6.300%	3/14/2033	400	386
					1,208
United Kingdom (0.3%)
[9]	United Kingdom	4.125%	7/22/2029	965	1,298
[9]	United Kingdom	0.375%	10/22/2030	615	700
[9]	United Kingdom	4.500%	12/7/2042	570	690
[9]	United Kingdom	1.500%	7/22/2047	295	196
[9]	United Kingdom	3.750%	10/22/2053	355	350
[9]	United Kingdom	3.500%	7/22/2068	90	81
					3,315
Uzbekistan (0.2%)
[4]	Republic of Uzbekistan International Bond	5.375%	2/20/2029	200	201
[5,7]	Republic of Uzbekistan International Bond	5.100%	2/25/2029	1,878	2,245
					2,446
Zambia (0.1%)
[4]	Republic of Zambia	5.750%	6/30/2033	855	843
Total Sovereign Bonds (Cost $204,817)					204,899

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Taxable Municipal Bonds (0.1%)
United States (0.1%)
	Los Angeles CA Department of Water & Power System Revenue (Cost $779)	6.574%	7/1/2045	760	796
				Shares
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[18]	Vanguard Market Liquidity Fund (Cost $5,466)	3.685%		54,667	5,466
Total Investments (100.4%) (Cost $983,737)					982,577
Other Assets and Liabilities—Net (-0.4%)					(3,763)
Net Assets (100%)					978,814
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $5,500 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $4,792 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $2,551 have been segregated as initial margin for open futures contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the aggregate value was $104,121, representing 10.6% of net assets.
6	Face amount denominated in Australian dollars.
7	Face amount denominated in euro.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Face amount denominated in British pounds.
10	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2026.
11	Payment-in-kind (PIK) security which may pay interest as additional principal.
12	Security value determined using significant unobservable inputs.
13	Face amount denominated in Canadian dollars.
14	Guaranteed by the Republic of Hungary.
15	Face amount denominated in Japanese yen.
16	Guaranteed by the Republic of South Africa.
17	Face amount denominated in South African rand.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2026	240	49,710	(124)
5-Year Government of Canada Bond	June 2026	139	11,550	(209)
10-Year Government of Canada Bond	June 2026	56	4,911	(122)
10-Year U.S. Treasury Note	June 2026	39	4,313	(24)
Euro-Bobl	June 2026	51	6,910	2
Euro-Bund	June 2026	118	17,361	(64)
Long U.S. Treasury Bond	June 2026	229	25,841	(649)
Ultra Long U.S. Treasury Bond	June 2026	12	1,380	2
				(1,188)

Short Futures Contracts
5-Year U.S. Treasury Note	June 2026	(64)	(6,901)	31

Global Credit Bond Fund
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
10-Year Japanese Government Bond	June 2026	(14)	(11,559)	224
AUD 3-Year Treasury Bond	June 2026	(479)	(35,648)	176
AUD 10-Year Treasury Bond	June 2026	(156)	(12,024)	80
Euro-BTP	June 2026	(130)	(17,845)	169
Euro-Buxl	June 2026	(2)	(256)	3
Euro-OAT	June 2026	(48)	(6,719)	9
Euro-Schatz	June 2026	(53)	(6,578)	1
Long Gilt	June 2026	(39)	(4,595)	79
Mini 10-Year Japanese Government Bond	June 2026	(18)	(1,486)	30
Ultra 10-Year U.S. Treasury Note	June 2026	(300)	(33,858)	306
				1,108
				(80)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
BNP Paribas	5/4/2026	AUD	107,017	USD	76,475	573	—
Toronto-Dominion Bank	5/4/2026	AUD	611	USD	430	12	—
Canadian Imperial Bank of Commerce	5/4/2026	AUD	461	USD	322	10	—
Barclays Bank plc	5/4/2026	AUD	330	USD	235	4	—
Toronto-Dominion Bank	5/5/2026	AUD	228	USD	163	1	—
Royal Bank of Canada	5/4/2026	AUD	156	USD	112	—	—
JPMorgan Chase Bank, N.A.	6/2/2026	AUD	125	USD	89	1	—
HSBC Bank plc	5/1/2026	CAD	2,077	USD	1,491	38	—
Wells Fargo Bank N.A.	5/1/2026	CAD	1,740	USD	1,273	8	—
Barclays Bank plc	6/1/2026	CAD	1,710	USD	1,251	9	—
JPMorgan Chase Bank, N.A.	5/1/2026	CAD	206	USD	149	3	—
Barclays Bank plc	5/1/2026	CAD	167	USD	123	—	—
State Street Bank & Trust Co.	5/5/2026	CHF	1	USD	1	—	—
HSBC Bank plc	5/5/2026	CZK	529	USD	25	—	—
JPMorgan Chase Bank, N.A.	5/5/2026	EUR	167,370	USD	195,735	707	—
Toronto-Dominion Bank	5/5/2026	EUR	77,000	USD	90,076	299	—
Goldman Sachs Bank USA	5/5/2026	EUR	6,263	USD	7,246	104	—
State Street Bank & Trust Co.	5/5/2026	EUR	4,862	USD	5,702	5	—
HSBC Bank plc	5/5/2026	EUR	1,920	USD	2,250	3	—
Toronto-Dominion Bank	5/5/2026	EUR	1,257	USD	1,479	—	(4)
Standard Chartered Bank	5/5/2026	EUR	320	USD	377	—	(2)
Toronto-Dominion Bank	6/2/2026	EUR	171	USD	200	1	—
HSBC Bank plc	5/5/2026	EUR	112	USD	132	—	(1)
JPMorgan Chase Bank, N.A.	6/2/2026	EUR	97	USD	113	—	—
State Street Bank & Trust Co.	5/5/2026	GBP	41,517	USD	56,085	408	—
Toronto-Dominion Bank	5/5/2026	GBP	1,939	USD	2,566	72	—
HSBC Bank plc	5/5/2026	GBP	1,211	USD	1,639	8	—
Citibank, N.A.	5/5/2026	GBP	1,078	USD	1,426	41	—
Deutsche Bank AG	5/5/2026	GBP	648	USD	855	27	—
Barclays Bank plc	5/7/2026	JPY	174,092	USD	1,110	2	—
Canadian Imperial Bank of Commerce	5/7/2026	JPY	14,100	USD	88	2	—
JPMorgan Chase Bank, N.A.	5/7/2026	JPY	12,056	USD	76	1	—
Royal Bank of Canada	5/7/2026	JPY	4,471	USD	28	—	—
State Street Bank & Trust Co.	5/7/2026	JPY	4,488	USD	28	1	—

Global Credit Bond Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Standard Chartered Bank	6/2/2026	MXN	821	USD	47	—	—
Toronto-Dominion Bank	5/5/2026	MXN	821	USD	45	1	—
State Street Bank & Trust Co.	5/5/2026	NOK	30	USD	3	—	—
Barclays Bank plc	5/5/2026	NZD	164	USD	96	1	—
State Street Bank & Trust Co.	5/5/2026	SEK	103	USD	11	—	—
Standard Chartered Bank	5/5/2026	ZAR	22,617	USD	1,348	10	—
BNP Paribas	6/2/2026	USD	76,435	AUD	107,017	—	(571)
Deutsche Bank AG	5/4/2026	USD	73,850	AUD	107,459	—	(3,515)
Toronto-Dominion Bank	6/17/2026	NZD	4,211	AUD	3,500	—	(26)
State Street Bank & Trust Co.	5/4/2026	USD	445	AUD	627	—	(7)
Toronto-Dominion Bank	6/2/2026	USD	163	AUD	228	—	(1)
Royal Bank of Canada	5/5/2026	USD	158	AUD	228	—	(6)
Barclays Bank plc	5/4/2026	USD	138	AUD	193	—	(1)
BNP Paribas	5/4/2026	USD	117	AUD	171	—	(6)
Royal Bank of Canada	5/4/2026	USD	91	AUD	127	—	—
State Street Bank & Trust Co.	6/2/2026	USD	69	AUD	96	—	—
Canadian Imperial Bank of Commerce	5/1/2026	USD	1,486	CAD	2,064	—	(34)
State Street Bank & Trust Co.	6/1/2026	USD	1,412	CAD	1,928	—	(9)
State Street Bank & Trust Co.	5/1/2026	USD	1,348	CAD	1,876	—	(34)
Wells Fargo Bank N.A.	6/1/2026	USD	1,274	CAD	1,740	—	(8)
Bank of America, N.A.	5/1/2026	USD	80	CAD	108	—	—
HSBC Bank plc	5/1/2026	USD	38	CAD	52	—	(1)
Deutsche Bank AG	5/1/2026	USD	35	CAD	48	—	—
Barclays Bank plc	5/1/2026	USD	30	CAD	42	—	(1)
Toronto-Dominion Bank	6/17/2026	USD	539	CHF	419	—	—
State Street Bank & Trust Co.	5/5/2026	USD	1	CHF	1	—	—
State Street Bank & Trust Co.	6/2/2026	USD	1	CHF	1	—	—
Goldman Sachs Bank USA	5/5/2026	USD	25	CZK	529	—	(1)
HSBC Bank plc	6/2/2026	USD	25	CZK	529	—	—
HSBC Bank plc	5/5/2026	USD	284,197	EUR	246,555	—	(5,187)
JPMorgan Chase Bank, N.A.	6/2/2026	USD	184,406	EUR	157,361	—	(540)
Toronto-Dominion Bank	6/2/2026	USD	90,195	EUR	77,000	—	(303)
Barclays Bank plc	5/5/2026	USD	4,741	EUR	4,102	—	(73)
Toronto-Dominion Bank	5/5/2026	USD	3,730	EUR	3,158	23	—
JPMorgan Chase Bank, N.A.	5/5/2026	USD	2,110	EUR	1,786	13	—
Toronto-Dominion Bank	5/5/2026	USD	1,695	EUR	1,447	—	(4)
Toronto-Dominion Bank	6/17/2026	GBP	1,648	EUR	1,900	7	—
Deutsche Bank AG	6/2/2026	USD	1,543	EUR	1,314	—	(1)
Wells Fargo Bank N.A.	5/5/2026	USD	1,223	EUR	1,044	—	(3)
Citibank, N.A.	5/5/2026	USD	981	EUR	835	1	—
HSBC Bank plc	5/5/2026	USD	204	EUR	174	—	—
State Street Bank & Trust Co.	6/17/2026	GBP	130	EUR	150	1	—
Deutsche Bank AG	6/17/2026	USD	76	EUR	66	—	(1)
State Street Bank & Trust Co.	6/2/2026	USD	56,084	GBP	41,517	—	(408)
State Street Bank & Trust Co.	5/5/2026	USD	55,253	GBP	41,606	—	(1,363)
Toronto-Dominion Bank	5/5/2026	USD	4,960	GBP	3,657	—	(16)
HSBC Bank plc	5/5/2026	USD	1,526	GBP	1,129	—	(11)
HSBC Bank plc	6/2/2026	USD	680	GBP	504	—	(6)
State Street Bank & Trust Co.	6/17/2026	USD	2,125	JPY	335,762	—	(28)
Wells Fargo Bank N.A.	5/7/2026	USD	1,168	JPY	185,708	—	(17)
Barclays Bank plc	6/2/2026	USD	1,059	JPY	165,607	—	(2)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	316	JPY	50,000	—	(5)
Canadian Imperial Bank of Commerce	5/7/2026	USD	71	JPY	11,270	—	(1)

Global Credit Bond Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	5/7/2026	USD	51	JPY	8,135	—	(1)
Barclays Bank plc	5/7/2026	USD	26	JPY	4,095	—	—
Standard Chartered Bank	5/5/2026	USD	47	MXN	821	—	—
Standard Chartered Bank	5/5/2026	USD	3	NOK	30	—	—
State Street Bank & Trust Co.	6/2/2026	USD	3	NOK	30	—	—
Bank of America, N.A.	6/17/2026	AUD	3,500	NZD	4,205	30	—
Barclays Bank plc	6/3/2026	USD	97	NZD	164	—	(1)
State Street Bank & Trust Co.	5/5/2026	USD	94	NZD	164	—	(3)
Toronto-Dominion Bank	6/17/2026	GBP	285	SEK	3,533	4	—
Barclays Bank plc	5/5/2026	USD	11	SEK	103	—	—
State Street Bank & Trust Co.	6/2/2026	USD	11	SEK	103	—	—
Standard Chartered Bank	6/2/2026	USD	1,345	ZAR	22,617	—	(10)
HSBC Bank plc	5/5/2026	USD	1,326	ZAR	22,617	—	(32)
						2,431	(12,244)

AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
CZK—Czech koruna.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
NOK—Norwegian krone.
NZD—New Zealand dollar.
SEK—Swedish krona.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S46-V1	6/20/2031	USD	90,986	1.000	2,017	338
iTraxx Europe-S44-V1	12/20/2030	EUR	30,000	1.000	737	79
Republic of Turkiye	6/20/2031	USD	3,933	1.000	(251)	67
						484
1 Periodic premium received/(paid) quarterly.
EUR—euro.
USD—U.S. dollar.

Global Credit Bond Fund
Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)[1]	Periodic Premium Received (Paid)[2] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Purchased
Telefonica Europe BV	12/20/2030	MSBNA	4,300	(1.000)	(90)	(76)	—	(14)
Unibail-Rodamco-Westfield SE	6/20/2028	BARC	600	(1.000)	(11)	20	—	(31)
Unibail-Rodamco-Westfield SE	6/20/2028	JPMC	600	(1.000)	(11)	13	—	(24)
					(112)	(43)	—	(69)
1 Notional amount denominated in euro.
2 Periodic premium received/(paid) quarterly.
BARC—Barclays Bank plc.
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At April 30, 2026, the counterparties had deposited in segregated accounts securities with a value of $327 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
4/9/2027	N/A	20,000[1]	3.745[2]	(3.660)[3]	5	5
4/29/2027	N/A	2,330[1]	0.000[4]	(3.455)[5]	1	1
4/30/2027	N/A	4,660[1]	0.000[4]	(3.480)[5]	1	1
4/30/2027	N/A	2,330[1]	0.000[4]	(3.535)[5]	(1)	(1)
5/5/2027	5/5/2026[6]	3,495[1]	0.000[4]	(3.425)[5]	—	—
5/5/2027	5/5/2026[6]	2,330[1]	0.000[4]	(3.424)[5]	—	—
6/16/2027	N/A	1,274,860[7]	0.727[8]	(0.906)[2]	(5)	(5)
4/9/2028	N/A	10,000[1]	3.660[3]	(3.678)[2]	8	8
6/20/2029	6/17/2026[6]	9,300[9]	2.542[10]	(0.000)[11]	(79)	(85)
6/20/2029	6/17/2026[6]	2,329[9]	2.768[10]	(0.000)[11]	(9)	(9)
4/24/2031	N/A	11,930[12]	6.767[13]	(7.508)[14]	4	4
4/29/2031	N/A	21,650[12]	6.775[13]	(7.705)[14]	(3)	(3)
6/18/2031	6/17/2026[6]	3,813[15]	2.274[2]	(0.000)[16]	(77)	(76)
6/18/2031	6/17/2026[6]	453[15]	2.508[2]	(0.000)[16]	(3)	(3)
6/18/2031	6/17/2026[6]	339[15]	2.317[2]	(0.000)[16]	(6)	(6)
3/30/2051	N/A	8,500[1]	4.182[2]	(3.660)[3]	(66)	(66)
3/30/2056	N/A	7,700[1]	3.660[3]	(4.136)[2]	84	84
					(146)	(151)
1 Notional amount denominated in U.S. dollar.
2 Interest payment received/(paid) annually.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) annually.
4 Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/(paid) at maturity.
5 Interest payment received/(paid) at maturity.
6 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
7 Notional amount denominated in Japanese yen.
8 Based on Tokyo Overnight Average Rate (TONAR) as of the most recent reset date. Interest payment received/(paid) annually.
9 Notional amount denominated in Canadian dollar.
10 Interest payment received/(paid) semi-annually.
11 Based on Canadian Overnight Repo Rate Average (CORRA) as of the most recent reset date. Interest payment received/(paid) semi-annually.
12 Notional amount denominated in South African rand.
13 Based on Johannesburg Interbank Agreed Rate (JIBAR) as of the most recent reset date. Interest payment received/(paid) quarterly.
14 Interest payment received/(paid) quarterly.
15 Notional amount denominated in euro.
16 Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/(paid) annually.
See accompanying Notes, which are an integral part of the Financial Statements.

Global Credit Bond Fund
Statement of Assets and Liabilities
As of April 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $978,271)	977,111
Affiliated Issuers (Cost $5,466)	5,466
Total Investments in Securities	982,577
Investment in Vanguard	23
Foreign Currency, at Value (Cost $994)	996
Receivables for Investment Securities Sold	1,551
Receivables for Accrued Income	13,832
Receivables for Capital Shares Issued	571
Swap Premiums Paid	33
Variation Margin Receivable—Futures Contracts	125
Variation Margin Receivable—Centrally Cleared Swap Contracts	101
Unrealized Appreciation—Forward Currency Contracts	2,431
Total Assets	1,002,240
Liabilities
Due to Custodian	199
Payables for Investment Securities Purchased	10,303
Payables for Capital Shares Redeemed	432
Payables to Vanguard	103
Swap Premiums Received	76
Unrealized Depreciation—Forward Currency Contracts	12,244
Unrealized Depreciation—Over-the-Counter Swap Contracts	69
Total Liabilities	23,426
Net Assets	978,814
At April 30, 2026, net assets consisted of:

Paid-in Capital	1,003,870
Total Distributable Earnings (Loss)	(25,056)
Net Assets	978,814

Investor Shares—Net Assets
Applicable to 6,383,980 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	61,143
Net Asset Value Per Share—Investor Shares	$9.58

Admiral™ Shares—Net Assets
Applicable to 47,906,230 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	917,671
Net Asset Value Per Share—Admiral Shares	$19.16
See accompanying Notes, which are an integral part of the Financial Statements.

Global Credit Bond Fund
Statement of Operations

Six Months Ended April 30, 2026
($000)
Investment Income
Income
Interest[1]	21,625
Total Income	21,625
Expenses
The Vanguard Group—Note C
Investment Advisory Services	281
Management and Administrative—Investor Shares	75
Management and Administrative—Admiral Shares	738
Marketing and Distribution—Investor Shares	3
Marketing and Distribution—Admiral Shares	23
Custodian Fees	42
Shareholders’ Reports—Investor Shares	4
Shareholders’ Reports—Admiral Shares	10
Trustees’ Fees and Expenses	—
Other Expenses	10
Total Expenses	1,186
Net Investment Income	20,439
Realized Net Gain (Loss)
Investment Securities Sold[1]	5,607
Futures Contracts	1,793
Swap Contracts	(159)
Forward Currency Contracts	6,953
Foreign Currencies	(9)
Realized Net Gain (Loss)	14,185
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(13,142)
Futures Contracts	(268)
Swap Contracts	(3)
Forward Currency Contracts	(17,150)
Foreign Currencies	96
Change in Unrealized Appreciation (Depreciation)	(30,467)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,157
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $205, ($2), and ($1), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.

Global Credit Bond Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	20,439	32,567
Realized Net Gain (Loss)	14,185	5,315
Change in Unrealized Appreciation (Depreciation)	(30,467)	15,229
Net Increase (Decrease) in Net Assets Resulting from Operations	4,157	53,111
Distributions
Investor Shares	(1,586)	(2,375)
Admiral Shares	(23,514)	(32,581)
Total Distributions	(25,100)	(34,956)
Capital Share Transactions
Investor Shares	2,648	13,189
Admiral Shares	125,330	237,366
Net Increase (Decrease) from Capital Share Transactions	127,978	250,555
Total Increase (Decrease)	107,035	268,710
Net Assets
Beginning of Period	871,779	603,069
End of Period	978,814	871,779
See accompanying Notes, which are an integral part of the Financial Statements.

Global Credit Bond Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.79	$9.59	$8.89	$8.93	$11.02	$11.26
Investment Operations
Net Investment Income[1]	.208	.421	.417	.370	.214	.176
Net Realized and Unrealized Gain (Loss) on Investments	(.159)	.235	.707	(.044)	(1.956)	.059
Total from Investment Operations	.049	.656	1.124	.326	(1.742)	.235
Distributions
Dividends from Net Investment Income	(.259)	(.456)	(.424)	(.366)	(.182)	(.217)
Distributions from Realized Capital Gains	—	—	—	—	(.166)	(.258)
Total Distributions	(.259)	(.456)	(.424)	(.366)	(.348)	(.475)
Net Asset Value, End of Period	$9.58	$9.79	$9.59	$8.89	$8.93	$11.02
Total Return[2]	0.51%	7.04%	12.76%	3.58%	-16.15%	2.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$61	$60	$46	$38	$36	$46
Ratio of Total Expenses to Average Net Assets	0.35%	0.35%	0.35%	0.35%[3]	0.35%[3]	0.35%
Ratio of Net Investment Income to Average Net Assets	4.32%	4.37%	4.40%	4.00%	2.14%	1.59%
Portfolio Turnover Rate	75%	170%	157%	178%[4]	124%	128%[4]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.35%.
4	Includes 12% and 13%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Global Credit Bond Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$19.59	$19.19	$17.79	$17.87	$22.04	$22.52
Investment Operations
Net Investment Income[1]	.425	.860	.855	.760	.449	.375
Net Realized and Unrealized Gain (Loss) on Investments	(.327)	.471	1.413	(.089)	(3.901)	.117
Total from Investment Operations	.098	1.331	2.268	.671	(3.452)	.492
Distributions
Dividends from Net Investment Income	(.528)	(.931)	(.868)	(.751)	(.385)	(.456)
Distributions from Realized Capital Gains	—	—	—	—	(.333)	(.516)
Total Distributions	(.528)	(.931)	(.868)	(.751)	(.718)	(.972)
Net Asset Value, End of Period	$19.16	$19.59	$19.19	$17.79	$17.87	$22.04
Total Return[2]	0.51%	7.15%	12.88%	3.69%	-16.02%	2.18%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$918	$812	$558	$273	$228	$233
Ratio of Total Expenses to Average Net Assets	0.25%	0.25%	0.25%	0.25%[3]	0.25%[3]	0.25%
Ratio of Net Investment Income to Average Net Assets	4.42%	4.47%	4.50%	4.12%	2.26%	1.69%
Portfolio Turnover Rate	75%	170%	157%	178%[4]	124%	128%[4]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.25%.
4	Includes 12% and 13%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Global Credit Bond Fund
Notes to Financial Statements
Vanguard Global Credit Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, fixed income benchmark curves, foreign exchange rates, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
5. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2026, the fund’s average investments in long and short futures contracts represented 13% and 11% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
6. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables

Global Credit Bond Fund
against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2026, the fund’s average investment in forward currency contracts represented 141% of net assets, based on the average of the notional amounts at each quarter-end during the period.
7. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap

Global Credit Bond Fund
terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended April 30, 2026, the fund's average amounts of investments in credit protection sold and credit protection purchased represented 18% and 1% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 8% of net assets, based on the average of notional amounts at each quarter-end during the period.
The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities. Exchange-traded and centrally cleared derivatives are listed separately.
				Amounts Not Offset in the Statement of Assets and Liabilities
	Assets Reflected in Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Collateral Pledged[2] ($000)	Collateral Received[2] ($000)	Net Exposure[3] (Not Less Than $0) ($000)
Derivatives Subject to Offsetting Arrangements, by Counterparty
Bank of America, N.A.	30	—	30	—	—	30
Barclays Bank plc	16	(109)	(93)	75	—	—
BNP Paribas	573	(577)	(4)	—	—	—
Canadian Imperial Bank of Commerce	12	(35)	(23)	—	—	—
Citibank, N.A.	42	—	42	—	—	42
Deutsche Bank AG	27	(3,517)	(3,490)	—	—	—
Goldman Sachs Bank USA	104	(1)	103	—	102	1
HSBC Bank plc	49	(5,238)	(5,189)	4,457	—	—
JPMorgan Chase Bank, N.A.	725	(570)	155	—	163	—
Morgan Stanley Bank, N.A.	—	(14)	(14)	—	—	—
Royal Bank of Canada	—	(6)	(6)	—	—	—
Standard Chartered Bank	10	(12)	(2)	—	—	—
State Street Bank & Trust Co.	415	(1,852)	(1,437)	968	—	—
Toronto-Dominion Bank	420	(354)	66	—	62	4
Wells Fargo Bank N.A.	8	(28)	(20)	—	—	—
Centrally Cleared Swap Contracts	101	—	101	4,792	—	—
Exchange-Traded Futures Contracts	125	—	125	2,551	—	—
Total	2,657	(12,313)	(9,656)	12,843	327	77

1	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
2	Securities or other assets pledged as collateral are noted in the Schedule of Investments and Statement of Assets and Liabilities. Securities or other assets received as collateral are held in a segregated account and not included in the fund's security holdings in the Schedule of Investments.
3	Net exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.
8. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
9. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
10. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.

Global Credit Bond Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
11. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Paid-in-kind interest included in income, if any, is recorded at the fair value of the securities received. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2026, the fund had contributed to Vanguard capital in the amount of $23,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Global Credit Bond Fund
The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	34,059	—	34,059
Asset-Backed/Commercial Mortgage-Backed Securities	—	147	—	147
Corporate Bonds	—	737,116	40	737,156
Floating Rate Loan Interests	—	54	—	54
Sovereign Bonds	—	204,899	—	204,899
Taxable Municipal Bonds	—	796	—	796
Temporary Cash Investments	5,466	—	—	5,466
Total	5,466	977,071	40	982,577

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,112	—	—	1,112
Forward Currency Contracts	—	2,431	—	2,431
Swap Contracts[1]	—	587	—	587
Total	1,112	3,018	—	4,130
Liabilities
Futures Contracts[1]	(1,192)	—	—	(1,192)
Forward Currency Contracts	—	(12,244)	—	(12,244)
Swap Contracts[1]	—	(323)	—	(323)
Total	(1,192)	(12,567)	—	(13,759)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  At April 30, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Swap Premiums Paid	—	—	33	33
Unrealized Appreciation—Futures Contracts[1]	1,112	—	—	1,112
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	103	—	484	587
Unrealized Appreciation—Forward Currency Contracts	—	2,431	—	2,431
Total Assets	1,215	2,431	517	4,163

Swap Premiums Received	—	—	(76)	(76)
Unrealized Depreciation—Futures Contracts[1]	(1,192)	—	—	(1,192)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	(254)	—	—	(254)
Unrealized Depreciation—Forward Currency Contracts	—	(12,244)	—	(12,244)
Unrealized Depreciation—Over-the-Counter Swap Contracts	—	—	(69)	(69)
Total Liabilities	(1,446)	(12,244)	(145)	(13,835)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Global Credit Bond Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2026, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	1,793	—	—	1,793
Swap Contracts	(28)	—	(131)	(159)
Forward Currency Contracts	—	6,953	—	6,953
Realized Net Gain (Loss) on Derivatives	1,765	6,953	(131)	8,587

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(268)	—	—	(268)
Swap Contracts	(209)	—	206	(3)
Forward Currency Contracts	—	(17,150)	—	(17,150)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(477)	(17,150)	206	(17,421)
F.  As of April 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	988,428
Gross Unrealized Appreciation	13,823
Gross Unrealized Depreciation	(29,346)
Net Unrealized Appreciation (Depreciation)	(15,523)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2025, the fund had available capital losses totaling $19,696,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.  During the six months ended April 30, 2026, the fund purchased $722,359,000 of investment securities and sold $547,071,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $95,875,000 and $139,879,000, respectively.
H.  Capital share transactions for each class of shares were:
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	14,348	1,475	26,569	2,757
Issued in Lieu of Cash Distributions	1,350	141	1,926	201
Redeemed	(13,050)	(1,343)	(15,306)	(1,596)
Net Increase (Decrease)—Investor Shares	2,648	273	13,189	1,362
Admiral Shares
Issued	181,258	9,337	336,419	17,545
Issued in Lieu of Cash Distributions	19,641	1,024	26,227	1,370
Redeemed	(75,569)	(3,904)	(125,280)	(6,523)
Net Increase (Decrease)—Admiral Shares	125,330	6,457	237,366	12,392
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.

Global Credit Bond Fund
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At April 30, 2026, one shareholder was the record or beneficial owner of 26% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q20252 062026

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement - Global Credit Bond Fund

A majority of independent trustees of the board of Vanguard Global Credit Bond Fund (Trustees) have approved a restructuring of each fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangement was in the best interests of each fund and its shareholders.

The Trustees based their decisions upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes.

Cost

The Trustees concluded that the fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: June 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: June 23, 2026

VANGUARD CHARLOTTE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: June 23, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney  filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney  filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.